JPMorgan Unconstrained Debt Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF NOVEMBER 30, 2021 (Unaudited)

Investments		Principal Amount ($000)	Value ($000)
CORPORATE BONDS — 38.5%
Aerospace & Defense — 0.4%
Boeing Co. (The)
5.04%, 5/1/2027		1,136	1,279
5.71%, 5/1/2040		415	530
3.85%, 11/1/2048		375	391
3.95%, 8/1/2059		435	454
Bombardier, Inc. (Canada) 7.88%, 4/15/2027(a)		100	103
L3Harris Technologies, Inc. 4.85%, 4/27/2035		1,375	1,682
Leonardo SpA (Italy) 4.88%, 3/24/2025	EUR	150	191
Rolls-Royce plc (United Kingdom)
4.63%, 2/16/2026(b)	EUR	110	137
4.63%, 2/16/2026(a)	EUR	100	125

			4,892

Airlines — 0.3%
American Airlines Pass-Through Trust Series 2021-1, Class A Shares, 2.88%, 7/11/2034		715	693
Continental Airlines Pass-Through Trust Series 2012-2, Class A Shares, 4.00%, 10/29/2024		1,843	1,924
Delta Air Lines, Inc. 4.50%, 10/20/2025(b)		110	115
Deutsche Lufthansa AG (Germany) 3.00%, 5/29/2026(a)	EUR	300	329
International Consolidated Airlines Group SA (United Kingdom) 0.50%, 7/4/2023(a)	EUR	100	108

			3,169

Auto Components — 0.6%
Adient Global Holdings Ltd. 3.50%, 8/15/2024(a)	EUR	470	536
Adler Pelzer Holding GmbH (Germany) 4.13%, 4/1/2024(a)	EUR	210	215
Allison Transmission, Inc.
4.75%, 10/1/2027(b)		140	145
5.88%, 6/1/2029(b)		410	438
American Axle & Manufacturing, Inc.
6.50%, 4/1/2027		300	311
5.00%, 10/1/2029		260	247
Dometic Group AB (Sweden) 3.00%, 9/13/2023(a)	EUR	200	236
Faurecia SE (France)
3.13%, 6/15/2026(a)	EUR	480	555
2.38%, 6/15/2027(a)	EUR	100	112
Goodyear Tire & Rubber Co. (The) 5.00%, 7/15/2029(b)		315	329
Grupo Antolin-Irausa SA (Spain) 3.50%, 4/30/2028(b)	EUR	168	177
IHO Verwaltungs GmbH (Germany) 3.88% (cash), 5/15/2027(a)(c)(d)	EUR	100	115
Lear Corp.
2.60%, 1/15/2032		290	285
3.55%, 1/15/2052		435	429
Schaeffler AG (Germany)
2.75%, 10/12/2025(a)	EUR	300	360
2.88%, 3/26/2027(a)	EUR	330	403
TI Automotive Finance plc 3.75%, 4/15/2029(a)	EUR	150	171
Valeo (France) 3.25%, 1/22/2024(a)	EUR	500	601
ZF Europe Finance BV (Germany)
2.00%, 2/23/2026(a)	EUR	400	453
2.50%, 10/23/2027(a)	EUR	300	343
ZF Finance GmbH (Germany) 3.75%, 9/21/2028(a)	EUR	200	244
ZF North America Capital, Inc. (Germany) 2.75%, 4/27/2023(a)	EUR	100	116

			6,821

Automobiles — 0.5%
General Motors Co. 6.13%, 10/1/2025		122	141
Hyundai Capital America
1.30%, 1/8/2026(b)		430	419
3.50%, 11/2/2026(b)		2,180	2,311
Jaguar Land Rover Automotive plc (United Kingdom)
5.88%, 11/15/2024(a)	EUR	300	365
4.50%, 1/15/2026(a)	EUR	250	290
Renault SA (France)
1.25%, 6/24/2025(a)	EUR	200	222
2.00%, 9/28/2026(a)	EUR	300	334
Stellantis NV 3.88%, 1/5/2026(a)	EUR	160	205
Volkswagen Group of America Finance LLC (Germany) 3.75%, 5/13/2030(b)		1,220	1,341
Volvo Car AB (Sweden) 2.00%, 1/24/2025(a)	EUR	300	352

			5,980

Banks — 7.9%
ABN AMRO Bank NV (Netherlands) (EUR Swap Annual 5 Year + 4.67%), 4.37%, 9/22/2025(a)(e)(f)(g) EUR		2,100	2,501
4.80%, 4/18/2026(b)		800	885
Banco Bilbao Vizcaya Argentaria SA (Spain)
(EUR Swap Annual 5 Year + 6.04%), 6.00%, 3/29/2024(a)(e)(f)(g)	EUR	400	481
(EUR Swap Annual 5 Year + 6.46%), 6.00%, 1/15/2026(a)(e)(f)(g)	EUR	3,000	3,746
Banco Santander SA (Spain) (USD ICE Swap Rate 5 Year + 4.99%), 7.50%, 2/8/2024(a)(e)(f)(g)		400	429
(US Treasury Yield Curve Rate T Note Constant Maturity 5 Year + 3.75%), 4.75%, 11/12/2026(e)(f)(g)		1,000	1,003

JPMorgan Unconstrained Debt Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF NOVEMBER 30, 2021 (Unaudited) (continued)

Investments		Principal Amount ($000)	Value ($000)
Bank of America Corp.
Series X, (ICE LIBOR USD 3 Month + 3.71%), 6.25%, 9/5/2024(e)(f)(g)		1,343	1,424
Series Z, (ICE LIBOR USD 3 Month + 4.17%), 6.50%, 10/23/2024(e)(f)(g)		343	372
(ICE LIBOR USD 3 Month + 1.06%), 3.56%, 4/23/2027(f)		3,345	3,568
3.25%, 10/21/2027		2,610	2,766
(SOFR + 1.32%), 2.69%, 4/22/2032(f)		1,180	1,195
(SOFR + 1.21%), 2.57%, 10/20/2032(f)		2,700	2,712
(SOFR + 1.93%), 2.68%, 6/19/2041(f)		740	719
Bank of Nova Scotia (The) (Canada) Series 2, (US Treasury Yield Curve Rate T Note Constant Maturity 5 Year + 2.61%), 3.62%, 10/27/2081(f)		2,100	2,024
Barclays plc (United Kingdom) (U.K. Government Bonds 5 Year Note Generic Bid Yield + 6.02%), 6.37%, 12/15/2025(a)(e)(f)(g)	GBP	200	283
CaixaBank SA (Spain) (EUR Swap Annual 5 Year + 6.35%), 5.87%, 10/9/2027(a)(e)(f)(g)	EUR	400	508
Citigroup, Inc.
Series M, (ICE LIBOR USD 3 Month + 3.42%), 6.30%, 5/15/2024(e)(f)(g)		177	185
Series P, (ICE LIBOR USD 3 Month + 3.91%), 5.95%, 5/15/2025(e)(f)(g)		428	455
Series W, (US Treasury Yield Curve Rate T Note Constant Maturity 5 Year + 3.60%), 4.00%, 12/10/2025(e)(f)(g)		550	549
(US Treasury Yield Curve Rate T Note Constant Maturity 5 Year + 3.42%), 3.88%, 2/18/2026(e)(f)(g)		2,041	2,021
(SOFR + 2.84%), 3.11%, 4/8/2026(f)		880	922
3.20%, 10/21/2026		2,055	2,181
(ICE LIBOR USD 3 Month + 1.56%), 3.89%, 1/10/2028(f)		1,225	1,328
(ICE LIBOR USD 3 Month + 1.15%), 3.52%, 10/27/2028(f)		830	890
(SOFR + 3.91%), 4.41%, 3/31/2031(f)		2,260	2,577
Commerzbank AG (Germany) (EUR Swap Annual 5 Year + 4.35%), 4.00%, 12/5/2030(a)(f)	EUR	800	981
Cooperatieve Rabobank UA (Netherlands)
(EUR Swap Annual 5 Year + 4.68%), 4.37%, 6/29/2027(a)(e)(f)(g)	EUR	800	982
Credit Agricole SA (France)
3.25%, 10/4/2024(b)		385	405
(USD Swap Semi 5 Year + 6.19%), 8.12%, 12/23/2025(b)(e)(f)(g)		3,185	3,750
(SOFR + 0.89%), 1.25%, 1/26/2027(b)(f)		302	294
(EUR Swap Annual 5 Year + 4.37%), 4.00%, 12/23/2027(a)(e)(f)(g)	EUR	600	729
HSBC Holdings plc (United Kingdom)
(USD ICE Swap Rate 5 Year + 4.37%), 6.37%, 3/30/2025(e)(f)(g)		531	571
(SOFR + 1.54%), 1.64%, 4/18/2026(f)		300	299
(SOFR + 1.73%), 2.01%, 9/22/2028(f)		2,575	2,515
(EUR Swap Annual 5 Year + 3.84%), 4.75%, 7/4/2029(a)(e)(f)(g)	EUR	600	724
(SOFR + 1.41%), 2.87%, 11/22/2032(f)		2,050	2,053
ING Groep NV (Netherlands)
(USD Swap Semi 5 Year + 4.45%), 6.50%, 4/16/2025(e)(f)(g)		465	502
(US Treasury Yield Curve Rate T Note Constant Maturity 5 Year + 2.86%), 3.88%, 5/16/2027(e)(f)(g)		1,030	966
Intesa Sanpaolo SpA (Italy)
(EUR Swap Annual 5 Year + 5.86%), 6.25%, 5/16/2024(a)(e)(f)(g)	EUR	400	486
(EUR Swap Annual 5 Year + 7.19%), 7.75%, 1/11/2027(a)(e)(f)(g)	EUR	1,876	2,529
(EUR Swap Annual 5 Year + 5.85%), 5.50%, 3/1/2028(a)(e)(f)(g)	EUR	250	303
(EUR Swap Annual 5 Year + 6.09%), 5.87%, 9/1/2031(a)(e)(f)(g)	EUR	250	314
(US Treasury Yield Curve Rate T Note Constant Maturity 1 Year + 2.60%), 4.20%, 6/1/2032(b)(f)		200	201
(US Treasury Yield Curve Rate T Note Constant Maturity 1 Year + 2.75%), 4.95%, 6/1/2042(b)(f)		410	423

JPMorgan Unconstrained Debt Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF NOVEMBER 30, 2021 (Unaudited) (continued)

Investments		Principal Amount ($000)	Value ($000)
KBC Group NV (Belgium) (EUR Swap Annual 5 Year + 4.69%), 4.75%, 3/5/2024(a)(e)(f)(g)	EUR	400	473
Lloyds Bank plc (United Kingdom)
0.25%, 3/25/2024(a)	EUR	2,140	2,457
0.13%, 6/18/2026(a)	EUR	2,150	2,463
Lloyds Banking Group plc (United Kingdom) (EURIBOR ICE Swap Rate 5 Year + 5.29%), 4.95%, 6/27/2025(a)(e)(f)(g)	EUR	1,596	1,941
NatWest Group plc (United Kingdom)
(ICE LIBOR USD 3 Month + 1.48%), 3.50%, 5/15/2023(f)		1,578	1,597
(ICE LIBOR USD 3 Month + 1.76%), 4.27%, 3/22/2025(f)		360	383
(U.K. Government Bonds 5 Year Note Generic Bid Yield + 4.99%), 5.13%, 5/12/2027(e)(f)(g)	GBP	2,446	3,381
PNC Financial Services Group, Inc. (The) Series T, (US Treasury Yield Curve Rate T Note Constant Maturity 5 Year + 2.60%), 3.40%, 9/15/2026(e)(f)(g)		1,535	1,480
Santander UK Group Holdings plc (United Kingdom)
(GBP Swap 5 Year + 5.79%), 6.75%, 6/24/2024(a)(e)(f)(g)	GBP	200	285
(SOFR + 0.99%), 1.67%, 6/14/2027(f)		1,400	1,373
Santander UK plc (United Kingdom) 0.50%, 1/10/2025(a)	EUR	2,100	2,432
Societe Generale SA (France)
(US Treasury Yield Curve Rate T Note Constant Maturity 5 Year + 3.93%), 4.75%, 5/26/2026(b)(e)(f)(g)		1,723	1,738
(US Treasury Yield Curve Rate T Note Constant Maturity 5 Year + 4.51%), 5.38%, 11/18/2030(b)(e)(f)(g)		1,881	1,967
(US Treasury Yield Curve Rate T Note Constant Maturity 1 Year + 1.30%), 2.89%, 6/9/2032(b)(f)		490	490
Standard Chartered plc (United Kingdom)
(US Treasury Yield Curve Rate T Note Constant Maturity 5 Year + 5.66%), 6.00%, 7/26/2025(b)(e)(f)(g)		200	214
(US Treasury Yield Curve Rate T Note Constant Maturity 1 Year + 3.85%), 4.64%, 4/1/2031(b)(f)		1,210	1,371
Sumitomo Mitsui Banking Corp. (Japan) 0.55%, 11/6/2023(a)	EUR	2,120	2,441
Sumitomo Mitsui Financial Group, Inc. (Japan) 1.47%, 7/8/2025		790	788
Svenska Handelsbanken AB (Sweden) (US Treasury Yield Curve Rate T Note Constant Maturity 5 Year + 4.05%), 4.75%, 3/1/2031(a)(e)(f)(g)		600	615
Truist Financial Corp. Series Q, (US Treasury Yield Curve Rate T Note Constant Maturity 10 Year + 4.35%), 5.10%, 3/1/2030(e)(f)(g)		930	1,036
UniCredit SpA (Italy)
(EURIBOR ICE Swap Rate 5 Year + 7.33%), 7.50%, 6/3/2026(a)(e)(f)(g)	EUR	900	1,176
(US Treasury Yield Curve Rate T Note Constant Maturity 1 Year + 1.20%), 1.98%, 6/3/2027(b)(f)		720	703
(EURIBOR ICE Swap Rate 5 Year + 4.08%), 3.88%, 6/3/2027(a)(e)(f)(g)	EUR	1,000	1,069
(US Treasury Yield Curve Rate T Note Constant Maturity 1 Year + 1.55%), 3.13%, 6/3/2032(b)(f)		680	673
United Overseas Bank Ltd. (Singapore) 0.50%, 1/16/2025(a)	EUR	443	513
Wells Fargo & Co.
Series BB, (US Treasury Yield Curve Rate T Note Constant Maturity 5 Year + 3.45%), 3.90%, 3/15/2026(e)(f)(g)		1,420	1,428
(ICE LIBOR USD 3 Month + 1.17%), 3.20%, 6/17/2027(f)		940	994
(SOFR + 1.26%), 2.57%, 2/11/2031(f)		420	426
(SOFR + 2.53%), 3.07%, 4/30/2041(f)		300	309
Westpac Banking Corp. (Australia) (US Treasury Yield Curve Rate T Note Constant Maturity 5 Year + 2.00%), 4.11%, 7/24/2034(f)		360	390

			91,357

Beverages — 0.3%
Anheuser-Busch Cos. LLC (Belgium) 4.90%, 2/1/2046		655	831

JPMorgan Unconstrained Debt Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF NOVEMBER 30, 2021 (Unaudited) (continued)

Investments		Principal Amount ($000)	Value ($000)
Anheuser-Busch InBev SA/NV (Belgium) 3.70%, 4/2/2040(a)	EUR	700	1,065
Anheuser-Busch InBev Worldwide, Inc. (Belgium) 4.44%, 10/6/2048		1,251	1,504
Sunshine Mid BV (Netherlands) 6.50%, 5/15/2026(a)	EUR	230	268
Triton Water Holdings, Inc. 6.25%, 4/1/2029(b)		50	49

			3,717

Biotechnology — 1.0%
AbbVie, Inc.
2.95%, 11/21/2026		1,010	1,063
3.20%, 11/21/2029		2,500	2,652
4.70%, 5/14/2045		417	518
4.45%, 5/14/2046		260	316
4.25%, 11/21/2049		1,080	1,299
Biogen, Inc.
2.25%, 5/1/2030		1,208	1,182
3.15%, 5/1/2050		156	153
Gilead Sciences, Inc.
1.65%, 10/1/2030		570	543
2.60%, 10/1/2040		980	936
2.80%, 10/1/2050		2,205	2,142
Grifols Escrow Issuer SA (Spain) 3.88%, 10/15/2028(b)	EUR	130	147
Grifols SA (Spain)
1.63%, 2/15/2025(a)	EUR	100	113
2.25%, 11/15/2027(a)	EUR	610	689

			11,753

Building Products — 0.1%
Griffon Corp. 5.75%, 3/1/2028		220	227
JELD-WEN, Inc. 6.25%, 5/15/2025(b)		175	182
Standard Industries, Inc.
2.25%, 11/21/2026(a)	EUR	250	275
4.75%, 1/15/2028(b)		140	141

			825

Capital Markets — 3.7%
Charles Schwab Corp. (The)
Series I, (US Treasury Yield Curve Rate T Note Constant Maturity 5 Year + 3.17%), 4.00%, 6/1/2026(e)(f)(g)		740	737
Series H, (US Treasury Yield Curve Rate T Note Constant Maturity 10 Year + 3.08%), 4.00%, 12/1/2030(e)(f)(g)		1,030	1,020
Credit Suisse Group AG (Switzerland)
(USD Swap Semi 5 Year + 4.60%), 7.50%, 12/11/2023(b)(e)(f)(g)		2,130	2,294
(US Treasury Yield Curve Rate T Note Constant Maturity 5 Year + 4.82%), 6.37%, 8/21/2026(b)(e)(f)(g)		480	511
(US Treasury Yield Curve Rate T Note Constant Maturity 5 Year + 4.89%), 5.25%, 2/11/2027(b)(e)(f)(g)		780	792
4.28%, 1/9/2028(b)		2,840	3,096
(SOFR + 1.73%), 3.09%, 5/14/2032(b)(f)		1,865	1,890
Deutsche Bank AG (Germany)
(SOFR + 2.16%), 2.22%, 9/18/2024(f)		1,165	1,182
(EUR Swap Annual 5 Year + 4.75%), 4.62%, 10/30/2027(a)(e)(f)(g)	EUR	1,400	1,591
Goldman Sachs Group, Inc. (The)
(ICE LIBOR USD 3 Month + 1.60%), 1.78%, 11/29/2023(f)		3,275	3,356
Series T, (US Treasury Yield Curve Rate T Note Constant Maturity 5 Year + 2.97%), 3.80%, 5/10/2026(e)(f)(g)		1,488	1,450
3.85%, 1/26/2027		2,329	2,495
(SOFR + 0.91%), 1.95%, 10/21/2027(f)		1,395	1,392
(ICE LIBOR USD 3 Month + 1.51%), 3.69%, 6/5/2028(f)		16	17
(SOFR + 1.28%), 2.62%, 4/22/2032(f)		410	411
(SOFR + 1.26%), 2.65%, 10/21/2032(f)		1,525	1,529
Huarong Finance 2017 Co. Ltd. (China)
(US Treasury Yield Curve Rate T Note Constant Maturity 5 Year + 6.98%), 4.00%, 11/7/2022(a)(e)(f)(g)		730	719
4.25%, 11/7/2027(a)		880	867
Huarong Finance 2019 Co. Ltd. (China)
(ICE LIBOR USD 3 Month + 1.13%), 1.29%, 2/24/2023(a)(f)		520	498
3.75%, 5/29/2024(a)		520	515
Morgan Stanley
3.63%, 1/20/2027		2,000	2,165
(SOFR + 0.88%), 1.59%, 5/4/2027(f)		2,660	2,630
(ICE LIBOR USD 3 Month + 1.34%), 3.59%, 7/22/2028(f)		2,210	2,377
(ICE LIBOR USD 3 Month + 1.14%), 3.77%, 1/24/2029(f)		530	578
(SOFR + 1.14%), 2.70%, 1/22/2031(f)		1,560	1,602
(SOFR + 1.20%), 2.51%, 10/20/2032(f)		340	341
UBS AG (Switzerland) 5.13%, 5/15/2024(a)		2,615	2,808

JPMorgan Unconstrained Debt Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF NOVEMBER 30, 2021 (Unaudited) (continued)

Investments		Principal Amount ($000)	Value ($000)
UBS Group AG (Switzerland)
(USD Swap Semi 5 Year + 4.87%), 7.00%, 2/19/2025(a)(e)(f)(g)		1,600	1,771
(USD Swap Semi 5 Year + 4.59%), 6.87%, 8/7/2025(a)(e)(f)(g)		830	919
(US Treasury Yield Curve Rate T Note Constant Maturity 5 Year + 4.86%), 5.12%, 7/29/2026(a)(e)(f)(g)		1,000	1,059

			42,612

Chemicals — 0.7%
Alpek SAB de CV (Mexico) 3.25%, 2/25/2031(a)		1,180	1,165
Ashland Services BV 2.00%, 1/30/2028(a)	EUR	100	116
CeramTec BondCo GmbH (Germany) 5.25%, 12/15/2025(a)	EUR	110	126
CF Industries, Inc.
4.50%, 12/1/2026(b)		835	933
4.95%, 6/1/2043		653	786
Chemours Co. (The) 4.00%, 5/15/2026	EUR	100	114
Element Solutions, Inc. 3.88%, 9/1/2028(b)		276	273
Herens Midco SARL (Luxembourg) 5.25%, 5/15/2029(b)	EUR	138	146
INEOS Finance plc (Luxembourg)
2.13%, 11/15/2025(a)	EUR	300	337
2.88%, 5/1/2026(a)	EUR	200	228
INEOS Quattro Finance 2 plc (United Kingdom) 2.50%, 1/15/2026(a)	EUR	200	223
INEOS Styrolution Group GmbH (United Kingdom) 2.25%, 1/16/2027(a)	EUR	100	110
K+S AG (Germany) 4.13%, 12/6/2021(a)	EUR	190	215
Lune Holdings SARL (France) 5.63%, 11/15/2028(b)	EUR	244	274
Monitchem HoldCo 3 SA (Luxembourg) 5.25%, 3/15/2025(a)	EUR	180	207
NOVA Chemicals Corp. (Canada) 5.25%, 6/1/2027(b)		13	14
OCI NV (Netherlands) 3.13%, 11/1/2024(a)	EUR	90	103
OCP SA (Morocco) 6.88%, 4/25/2044(a)		390	454
Rain CII Carbon LLC 7.25%, 4/1/2025(b)		154	157
Scotts Miracle-Gro Co. (The)
4.50%, 10/15/2029		565	584
4.38%, 2/1/2032(b)		180	178
Solvay Finance SACA (Belgium) (EUR Swap Annual 5 Year + 3.70%), 5.42%, 11/12/2023(a)(e)(f)(g)	EUR	100	122
Solvay SA (Belgium) (EUR Swap Annual 5 Year + 2.98%), 2.50%, 12/2/2025(a)(e)(f)(g)	EUR	500	576
Synthomer plc (United Kingdom) 3.88%, 7/1/2025(a)	EUR	100	116
Trinseo Materials Operating SCA 5.38%, 9/1/2025(b)		50	51

			7,608

Commercial Services & Supplies — 0.3%
ACCO Brands Corp. 4.25%, 3/15/2029(b)		415	406
Brink’s Co. (The) 4.63%, 10/15/2027(b)		275	281
Elis SA (France) 2.88%, 2/15/2026(a)	EUR	500	599
GFL Environmental, Inc. (Canada) 4.00%, 8/1/2028(b)		200	194
Paprec Holding SA (France) 3.50%, 7/1/2028(b)	EUR	164	186
Q-Park Holding I BV (Netherlands) 1.50%, 3/1/2025(a)	EUR	100	108
SPIE SA (France) 2.63%, 6/18/2026(a)	EUR	400	467
Techem Verwaltungsgesellschaft 674 mbH (Germany) 6.00%, 7/30/2026(a)	EUR	246	286
Techem Verwaltungsgesellschaft 675 mbH (Germany) 2.00%, 7/15/2025(a)	EUR	200	223
Verisure Holding AB (Sweden)
3.88%, 7/15/2026(a)	EUR	200	230
3.25%, 2/15/2027(a)	EUR	350	394
Verisure Midholding AB (Sweden)
5.25%, 2/15/2029(a)	EUR	150	172
5.25%, 2/15/2029(b)	EUR	119	136

			3,682

Communications Equipment — 0.0%(h)
CommScope, Inc.
6.00%, 3/1/2026(b)		110	113
8.25%, 3/1/2027(b)		30	29
Plantronics, Inc. 4.75%, 3/1/2029(b)		175	158

			300

Construction & Engineering — 0.1%
Heathrow Funding Ltd. (United Kingdom) 5.88%, 5/13/2041(a)	GBP	500	974

Construction Materials — 0.2%
Cemex SAB de CV (Mexico)
(US Treasury Yield Curve Rate T Note Constant Maturity 5 Year + 4.53%), 5.12%, 6/8/2026(b)(e)(f)(g)		1,054	1,066
3.88%, 7/11/2031(b)		808	785

			1,851

Consumer Finance — 1.4%
AerCap Ireland Capital DAC (Ireland)
1.65%, 10/29/2024		510	509
1.75%, 1/30/2026		1,030	1,010

JPMorgan Unconstrained Debt Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF NOVEMBER 30, 2021 (Unaudited) (continued)

Investments		Principal Amount ($000)	Value ($000)
2.45%, 10/29/2026		400	401
3.00%, 10/29/2028		425	428
3.30%, 1/30/2032		625	630
3.85%, 10/29/2041		315	325
American Express Co. (US Treasury Yield Curve Rate T Note Constant Maturity 5 Year + 2.85%), 3.55%, 9/15/2026(e)(f)(g)		391	386
Avolon Holdings Funding Ltd. (Ireland)
3.95%, 7/1/2024(b)		1,995	2,091
2.13%, 2/21/2026(b)		100	98
4.25%, 4/15/2026(b)		680	726
4.38%, 5/1/2026(b)		460	493
Capital One Financial Corp. Series M, (US Treasury Yield Curve Rate T Note Constant Maturity 5 Year + 3.16%), 3.95%, 9/1/2026(e)(f)(g)		1,728	1,696
FCE Bank plc (United Kingdom) 1.13%, 2/10/2022(a)	EUR	100	113
Ford Motor Credit Co. LLC
3.02%, 3/6/2024	EUR	310	366
2.75%, 6/14/2024	GBP	100	134
4.06%, 11/1/2024		400	417
3.25%, 9/15/2025	EUR	100	121
2.33%, 11/25/2025	EUR	400	470
4.39%, 1/8/2026		920	971
3.63%, 6/17/2031		2,260	2,304
General Motors Financial Co., Inc. 2.75%, 6/20/2025		224	232
OneMain Finance Corp. 4.00%, 9/15/2030		20	19
Volkswagen International Finance NV (Germany)
(EUR Swap Annual 10 Year + 3.35%), 5.13%, 9/4/2023(a)(e)(f)(g)	EUR	262	317
(EUR Swap Annual 5 Year + 3.75%), 3.50%, 6/17/2025(a)(e)(f)(g)	EUR	500	603
(EUR Swap Annual 12 Year + 2.97%), 4.62%, 3/24/2026(a)(e)(f)(g)	EUR	1,000	1,266
(EUR Swap Annual 10 Year + 3.98%), 4.62%, 6/27/2028(a)(e)(f)(g)	EUR	100	128

			16,254

Containers & Packaging — 0.4%
ARD Finance SA (Luxembourg) 5.00% (cash), 6/30/2027(a)(c)(d)	EUR	100	115
Ardagh Metal Packaging Finance USA LLC 2.00%, 9/1/2028(a)	EUR	250	279
Ardagh Packaging Finance plc
2.13%, 8/15/2026(a)	EUR	380	420
5.25%, 8/15/2027(b)		495	486
Ball Corp.
0.88%, 3/15/2024	EUR	300	340
1.50%, 3/15/2027	EUR	180	206
Berry Global, Inc. 1.00%, 1/15/2025(a)	EUR	300	341
Crown European Holdings SA 3.38%, 5/15/2025(a)	EUR	440	529
Guala Closures SpA (Italy) 3.25%, 6/15/2028(a)	EUR	250	276
Mauser Packaging Solutions Holding Co. 5.50%, 4/15/2024(b)		120	120
OI European Group BV 3.13%, 11/15/2024(a)	EUR	180	208
Owens-Brockway Glass Container, Inc. 6.63%, 5/13/2027(b)		200	209
Pactiv Evergreen Group Issuer, Inc. 4.00%, 10/15/2027(b)		195	187
Pro-Gest SpA (Italy) 3.25%, 12/15/2024(a)	EUR	150	163
Silgan Holdings, Inc. 3.25%, 3/15/2025	EUR	180	205
Titan Holdings II BV (Netherlands) 5.13%, 7/15/2029(a)	EUR	150	168
Trivium Packaging Finance BV (Netherlands) 3.75%, 8/15/2026(a)(i)	EUR	300	340

			4,592

Distributors — 0.0%(h)
Parts Europe SA (France) 6.50%, 7/16/2025(a)	EUR	100	117

Diversified Consumer Services — 0.0%(h)
RAC Bond Co. plc (United Kingdom) 5.25%, 11/4/2027(b)	GBP	168	218
Service Corp. International 3.38%, 8/15/2030		90	86

			304

Diversified Financial Services — 0.2%
EDP Finance BV (Portugal) 3.63%, 7/15/2024(b)		2,150	2,268
Motion Finco SARL (United Kingdom) 7.00%, 5/15/2025(a)	EUR	150	177
Paysafe Finance plc 3.00%, 6/15/2029(b)	EUR	169	178
Sabre GLBL, Inc. 7.38%, 9/1/2025(b)		33	34

			2,657

Diversified Telecommunication Services — 2.1%
Altice France Holding SA (Luxembourg)
8.00%, 5/15/2027(a)	EUR	221	264
4.00%, 2/15/2028(a)	EUR	400	425
Altice France SA (France)
2.13%, 2/15/2025(a)	EUR	400	437
3.38%, 1/15/2028(a)	EUR	100	108
AT&T, Inc.
3.50%, 9/15/2053		1,550	1,566
3.55%, 9/15/2055		362	364

JPMorgan Unconstrained Debt Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF NOVEMBER 30, 2021 (Unaudited) (continued)

Investments		Principal Amount ($000)	Value ($000)
CCO Holdings LLC
5.13%, 5/1/2027(b)		2,600	2,675
5.38%, 6/1/2029(b)		165	175
4.75%, 3/1/2030(b)		330	338
4.25%, 2/1/2031(b)		1,435	1,414
Cellnex Telecom SA (Spain)
2.88%, 4/18/2025(a)	EUR	300	363
1.88%, 6/26/2029	EUR	300	339
DKT Finance ApS (Denmark) 7.00%, 6/17/2023(a)	EUR	150	172
eircom Finance DAC (Ireland)
3.50%, 5/15/2026(a)	EUR	250	285
2.63%, 2/15/2027(a)	EUR	200	222
Iliad Holding SASU (France) 5.63%, 10/15/2028(b)	EUR	344	402
Infrastrutture Wireless Italiane SpA (Italy) 1.88%, 7/8/2026(a)	EUR	300	352
Level 3 Financing, Inc. 4.25%, 7/1/2028(b)		110	107
Lorca Telecom Bondco SA (Spain)
4.00%, 9/18/2027(a)	EUR	700	798
4.00%, 9/18/2027(b)	EUR	100	114
Lumen Technologies, Inc. 5.13%, 12/15/2026(b)		1,025	1,027
Orange SA (France)
(EUR Swap Annual 5 Year + 2.36%), 2.38%, 1/15/2025(a)(e)(f)(g)	EUR	500	587
(EURIBOR ICE Swap Rate 5 Year + 2.18%), 1.75%, 12/19/2026(a)(e)(f)(g)	EUR	300	345
Sprint Capital Corp.
6.88%, 11/15/2028		1,195	1,476
8.75%, 3/15/2032		80	118
Telecom Italia Capital SA (Italy) 6.00%, 9/30/2034		530	534
Telecom Italia Finance SA (Italy) 7.75%, 1/24/2033	EUR	190	280
Telecom Italia SpA (Italy)
3.63%, 1/19/2024(a)	EUR	100	117
2.88%, 1/28/2026(a)	EUR	700	801
3.63%, 5/25/2026(a)	EUR	200	235
2.38%, 10/12/2027(a)	EUR	450	495
Telefonica Emisiones SA (Spain) 5.21%, 3/8/2047		700	876
Verizon Communications, Inc.
4.33%, 9/21/2028		1,455	1,657
1.75%, 1/20/2031		1,320	1,250
2.55%, 3/21/2031		2,805	2,835
2.36%, 3/15/2032(b)		110	109
2.65%, 11/20/2040		250	239
2.85%, 9/3/2041		290	288
Virgin Media Finance plc (United Kingdom) 3.75%, 7/15/2030(a)	EUR	210	236

			24,425

Electric Utilities — 3.0%
Alfa Desarrollo SpA (Chile) 4.55%, 9/27/2051(b)		641	607
ContourGlobal Power Holdings SA (Spain) 4.13%, 8/1/2025(a)	EUR	100	114
Duquesne Light Holdings, Inc.
2.53%, 10/1/2030(b)		1,400	1,378
2.78%, 1/7/2032(b)		540	540
Edison International 3.55%, 11/15/2024		302	318
EDP — Energias de Portugal SA (Portugal)
(EUR Swap Annual 5 Year + 4.29%), 4.50%, 4/30/2079(a)(f)	EUR	1,200	1,456
(EUR Swap Annual 5 Year + 1.84%), 1.70%, 7/20/2080(a)(f)	EUR	1,000	1,124
Electricite de France SA (France)
(EUR Swap Annual 6 Year + 3.44%), 4.00%, 7/4/2024(a)(e)(f)(g)	EUR	300	360
(EUR Swap Annual 12 Year + 3.04%), 5.00%, 1/22/2026(a)(e)(f)(g)	EUR	300	376
Emera US Finance LP (Canada) 2.64%, 6/15/2031(b)		1,964	1,958
Emera, Inc. (Canada) Series 16-A, (ICE LIBOR USD 3 Month + 5.44%), 6.75%, 6/15/2076(f)		2,251	2,635
Enel Finance International NV (Italy)
3.50%, 4/6/2028(b)		1,135	1,226
2.25%, 7/12/2031(b)		316	309
Enel SpA (Italy) (EUR Swap Annual 5 Year + 2.68%), 2.25%, 12/10/2026(a)(e)(f)(g)	EUR	2,000	2,328
Evergy, Inc. 2.90%, 9/15/2029		443	461
Iberdrola International BV (Spain)
(EUR Swap Annual 5 Year + 2.06%), 2.62%, 3/26/2024(a)(e)(f)(g)	EUR	1,900	2,252
(EUR Swap Annual 5 Year + 2.97%), 3.25%, 11/12/2024(a)(e)(f)(g)	EUR	700	850
ITC Holdings Corp. 2.95%, 5/14/2030(b)		1,990	2,052
Jersey Central Power & Light Co. 2.75%, 3/1/2032(b)		771	786
MidAmerican Energy Co. 4.25%, 5/1/2046		350	432
Naturgy Finance BV (Spain) (EUR Swap Annual 8 Year + 3.35%), 4.13%, 11/18/2022(a)(e)(f)(g)	EUR	200	235
NextEra Energy Capital Holdings, Inc. 2.25%, 6/1/2030		252	251
NRG Energy, Inc. 3.75%, 6/15/2024(b)		990	1,034

JPMorgan Unconstrained Debt Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF NOVEMBER 30, 2021 (Unaudited) (continued)

Investments		Principal Amount ($000)	Value ($000)
Pacific Gas and Electric Co.
2.95%, 3/1/2026		360	365
4.60%, 6/15/2043		250	258
4.00%, 12/1/2046		485	481
PacifiCorp
2.70%, 9/15/2030		730	757
3.30%, 3/15/2051		493	525
Perusahaan Perseroan Persero PT Perusahaan Listrik Negara (Indonesia) 4.38%, 2/5/2050(a)		1,550	1,553
PG&E Corp. 5.00%, 7/1/2028		210	216
PPL Capital Funding, Inc. Series A, (ICE LIBOR USD 3 Month + 2.67%), 2.80%, 3/30/2067(f)		661	625
Southern California Edison Co.
Series 13-A, 3.90%, 3/15/2043		214	231
Series C, 4.13%, 3/1/2048		285	324
3.65%, 2/1/2050		484	519
Texas Competitive Electric Holdings Co. LLC 8.50%, 10/1/2022‡(j)		2,500	4
Vistra Operations Co. LLC
3.55%, 7/15/2024(b)		688	713
3.70%, 1/30/2027(b)		1,730	1,806
4.38%, 5/1/2029(b)		302	296
4.30%, 7/15/2029(b)		1,550	1,660
Xcel Energy, Inc.
3.40%, 6/1/2030		250	270
3.50%, 12/1/2049		299	328

			34,013

Electrical Equipment — 0.0%(h)
Orano SA (France)
3.13%, 3/20/2023(a)	EUR	100	117
3.38%, 4/23/2026(a)	EUR	300	365

			482

Electronic Equipment, Instruments & Components — 0.1%
Belden, Inc. 3.88%, 3/15/2028(a)	EUR	180	210
Sensata Technologies, Inc. 3.75%, 2/15/2031(b)		680	668

			878

Energy Equipment & Services — 0.1%
Guara Norte SARL (Brazil) 5.20%, 6/15/2034(b)		638	610
Saipem Finance International BV (Italy) 2.63%, 1/7/2025(a)	EUR	100	112
Vallourec SA (France) 8.50%, 6/30/2026(a)	EUR	300	342

			1,064

Entertainment — 0.5%
Banijay Entertainment SASU (France) 3.50%, 3/1/2025(a)	EUR	280	316
Live Nation Entertainment, Inc.
6.50%, 5/15/2027(b)		110	119
4.75%, 10/15/2027(b)		230	230
Netflix, Inc.
4.88%, 4/15/2028		1,125	1,273
3.88%, 11/15/2029(a)	EUR	100	136
5.38%, 11/15/2029(b)		1,351	1,598
3.63%, 6/15/2030(a)	EUR	400	534
4.88%, 6/15/2030(b)		615	712
WMG Acquisition Corp.
2.75%, 7/15/2028(a)	EUR	100	116
3.00%, 2/15/2031(b)		140	132
2.25%, 8/15/2031(b)	EUR	110	123

			5,289

Equity Real Estate Investment Trusts (REITs) — 0.5%
Alexandria Real Estate Equities, Inc. 1.88%, 2/1/2033		300	282
American Tower Corp.
3.60%, 1/15/2028		1,695	1,822
2.10%, 6/15/2030		1,605	1,541
Crown Castle International Corp.
3.30%, 7/1/2030		75	79
4.15%, 7/1/2050		110	125
Kilroy Realty LP 2.50%, 11/15/2032		936	921
MGM Growth Properties Operating Partnership LP 4.50%, 1/15/2028		90	97
RHP Hotel Properties LP 4.50%, 2/15/2029(b)		100	97
SBA Communications Corp. 3.13%, 2/1/2029(b)		100	95
VICI Properties LP 3.75%, 2/15/2027(b)		90	92
WP Carey, Inc.
2.40%, 2/1/2031		180	178
2.25%, 4/1/2033		790	756

			6,085

Food & Staples Retailing — 0.3%
Albertsons Cos., Inc. 4.63%, 1/15/2027(b)		300	311
Casino Guichard Perrachon SA (France)
4.50%, 3/7/2024(a)(i)	EUR	400	446
3.58%, 2/7/2025(a)(i)	EUR	200	210
Iceland Bondco plc (United Kingdom) 4.63%, 3/15/2025(a)	GBP	400	484
Quatrim SASU (France) 5.88%, 1/15/2024(a)	EUR	100	116
Rite Aid Corp.
7.50%, 7/1/2025(b)		343	342
8.00%, 11/15/2026(b)		336	334
Sysco Corp. 3.30%, 2/15/2050		520	542
US Foods, Inc. 4.75%, 2/15/2029(b)		235	238

			3,023

Food Products — 0.2%
Bimbo Bakeries USA, Inc. (Mexico) 4.00%, 5/17/2051(b)		290	321
Darling Global Finance BV 3.63%, 5/15/2026(a)	EUR	130	149

JPMorgan Unconstrained Debt Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF NOVEMBER 30, 2021 (Unaudited) (continued)

Investments		Principal Amount ($000)	Value ($000)
Grupo Bimbo SAB de CV (Mexico)
4.00%, 9/6/2049(b)		368	405
Kraft Heinz Foods Co. 2.25%, 5/25/2028(a)	EUR	200	244
Lamb Weston Holdings, Inc.
4.88%, 5/15/2028(b)		80	85
4.13%, 1/31/2030(b)		315	314
Post Holdings, Inc.
5.63%, 1/15/2028(b)		300	310
5.50%, 12/15/2029(b)		185	191
Sigma Holdco BV (Netherlands) 5.75%, 5/15/2026(a)	EUR	400	417
Tereos Finance Groupe I SA (France) 4.13%, 6/16/2023(a)	EUR	100	114

			2,550

Gas Utilities — 0.0%(h)
NorteGas Energia Distribucion SA (Spain) 2.07%, 9/28/2027(a)	EUR	102	124

Health Care Equipment & Supplies — 0.2%
Avantor Funding, Inc.
2.63%, 11/1/2025(a)	EUR	300	346
3.88%, 7/15/2028(a)	EUR	100	118
Becton Dickinson and Co. 3.79%, 5/20/2050		910	1,036
Hill-Rom Holdings, Inc. 4.38%, 9/15/2027(b)		370	384
Hologic, Inc. 3.25%, 2/15/2029(b)		120	118
Medtronic Global Holdings SCA 1.50%, 7/2/2039	EUR	200	236

			2,238

Health Care Providers & Services — 1.2%
Centene Corp. 4.25%, 12/15/2027		170	176
Cigna Corp. 3.40%, 3/15/2050		1,575	1,655
Community Health Systems, Inc.
8.00%, 3/15/2026(b)		65	68
4.75%, 2/15/2031(b)		150	148
CVS Health Corp. 2.70%, 8/21/2040		690	660
Encompass Health Corp.
4.50%, 2/1/2028		385	389
4.75%, 2/1/2030		155	156
HCA, Inc.
5.38%, 9/1/2026		185	206
4.50%, 2/15/2027		3,820	4,203
5.63%, 9/1/2028		1,240	1,433
4.13%, 6/15/2029		1,570	1,726
3.50%, 9/1/2030		90	94
3.50%, 7/15/2051		480	490
Kedrion SpA (Italy) 3.38%, 5/15/2026(b)	EUR	106	119
Molina Healthcare, Inc. 3.88%, 11/15/2030(b)		200	201
Tenet Healthcare Corp.
4.63%, 7/15/2024		50	50
4.88%, 1/1/2026(b)		110	112
5.13%, 11/1/2027(b)		220	226
4.63%, 6/15/2028(b)		300	307
Universal Health Services, Inc. 2.65%, 10/15/2030(b)		1,320	1,280

			13,699

Health Care Technology — 0.1%
IQVIA, Inc.
1.75%, 3/15/2026(a)	EUR	300	341
5.00%, 10/15/2026(b)		545	558
2.25%, 1/15/2028(a)	EUR	300	340

			1,239

Hotels, Restaurants & Leisure — 0.5%
1011778 BC ULC (Canada) 4.00%, 10/15/2030(b)		395	377
Accor SA (France) 3.00%, 2/4/2026(a)(i)	EUR	100	118
Boyne USA, Inc. 4.75%, 5/15/2029(b)		360	363
Carnival Corp.
1.88%, 11/7/2022	EUR	110	122
10.13%, 2/1/2026(a)	EUR	300	378
6.00%, 5/1/2029(b)		315	306
Cirsa Finance International SARL (Spain)
6.25%, 12/20/2023(a)	EUR	187	212
4.75%, 5/22/2025(a)	EUR	250	279
CPUK Finance Ltd. (United Kingdom) 4.88%, 8/28/2025(a)	GBP	200	265
eDreams ODIGEO SA (Spain) 5.50%, 9/1/2023(a)	EUR	100	112
Gamma Bidco SpA (Italy) 5.13%, 7/15/2025(a)	EUR	300	339
Gohl Capital Ltd. (Malaysia) 4.25%, 1/24/2027(a)		970	1,005
International Game Technology plc
3.50%, 6/15/2026(a)	EUR	250	287
2.38%, 4/15/2028(a)	EUR	160	177
Marriott Ownership Resorts, Inc. 6.13%, 9/15/2025(b)		40	42
MGM Resorts International 5.50%, 4/15/2027		60	63
Pinnacle Bidco plc (United Kingdom) 5.50%, 2/15/2025(a)	EUR	200	230
Punch Finance plc (United Kingdom) 6.13%, 6/30/2026(a)	GBP	200	266
Royal Caribbean Cruises Ltd. 11.50%, 6/1/2025(b)		48	54
Six Flags Entertainment Corp. 5.50%, 4/15/2027(b)		370	376
Six Flags Theme Parks, Inc. 7.00%, 7/1/2025(b)		90	95
Vail Resorts, Inc. 6.25%, 5/15/2025(b)		140	146
Wynn Resorts Finance LLC 5.13%, 10/1/2029(b)		250	244

			5,856

Household Durables — 0.1%
CD&R Smokey Buyer, Inc. 6.75%, 7/15/2025(b)		220	230

JPMorgan Unconstrained Debt Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF NOVEMBER 30, 2021 (Unaudited) (continued)

Investments		Principal Amount ($000)	Value ($000)
Lennar Corp.
4.75%, 11/29/2027		840	955
Newell Brands, Inc. 6.00%, 4/1/2046(i)		80	99
Nobel Bidco BV (Netherlands)
3.13%, 6/15/2028(a)	EUR	150	165
3.13%, 6/15/2028(b)	EUR	100	110

			1,559

Household Products — 0.1%
Central Garden & Pet Co. 5.13%, 2/1/2028		80	83
Energizer Holdings, Inc.
4.75%, 6/15/2028(b)		620	611
4.38%, 3/31/2029(b)		40	38
Spectrum Brands, Inc.
4.00%, 10/1/2026(a)	EUR	100	115
5.50%, 7/15/2030(b)		754	804

			1,651

Independent Power and Renewable Electricity Producers — 0.2%
AES Corp. (The)
3.30%, 7/15/2025(b)		497	520
3.95%, 7/15/2030(b)		768	827
Alexander Funding Trust 1.84%, 11/15/2023(b)		380	384
Calpine Corp. 5.25%, 6/1/2026(b)		202	207
Exelon Generation Co. LLC 5.60%, 6/15/2042		770	927

			2,865

Industrial Conglomerates — 0.3%
GE Capital International Funding Co. Unlimited Co. 4.42%, 11/15/2035		983	1,188
General Electric Co.
5.25%, 12/7/2028	GBP	300	495
4.13%, 9/19/2035(a)	EUR	1,100	1,719

			3,402

Insurance — 0.4%
Assicurazioni Generali SpA (Italy) (EURIBOR 3 Month + 5.35%), 5.50%, 10/27/2047(a)(f)	EUR	400	542
Cloverie plc for Zurich Insurance Co. Ltd. (Switzerland) (ICE LIBOR USD 3 Month + 4.92%), 5.63%, 6/24/2046(a)(f)		1,770	1,969
MetLife, Inc. 6.40%, 12/15/2036		1,340	1,662
Swiss Re Finance Luxembourg SA (Switzerland) (US Treasury Yield Curve Rate T Note Constant Maturity 5 Year + 3.58%), 5.00%, 4/2/2049(b)(f)		200	223

			4,396

Interactive Media & Services — 0.0%(h)
TripAdvisor, Inc. 7.00%, 7/15/2025(b)		203	213

Internet & Direct Marketing Retail — 0.1%
Amazon.com, Inc. 2.70%, 6/3/2060		350	341
ANGI Group LLC 3.88%, 8/15/2028(b)		330	313
Go Daddy Operating Co. LLC 5.25%, 12/1/2027(b)		340	353
Photo Holdings Merger Sub, Inc. 8.50%, 10/1/2026(b)		280	281

			1,288

IT Services — 0.5%
Black Knight InfoServ LLC 3.63%, 9/1/2028(b)		495	483
Cogent Communications Group, Inc. 4.38%, 6/30/2024(a)	EUR	120	138
Conduent Business Services LLC 6.00%, 11/1/2029(b)		155	153
Fiserv, Inc. 1.63%, 7/1/2030	EUR	1,700	2,036
Gartner, Inc.
4.50%, 7/1/2028(b)		100	104
3.75%, 10/1/2030(b)		445	444
Global Payments, Inc.
2.90%, 5/15/2030		400	405
2.90%, 11/15/2031		1,010	1,022
Nexi SpA (Italy) 1.63%, 4/30/2026(a)	EUR	250	279
Presidio Holdings, Inc. 4.88%, 2/1/2027(b)		201	203
VeriSign, Inc. 2.70%, 6/15/2031		870	878

			6,145

Leisure Products — 0.0%(h)
Mattel, Inc. 3.75%, 4/1/2029(b)		205	210

Machinery — 0.1%
Renk AG (Germany) 5.75%, 7/15/2025(a)	EUR	300	352
TK Elevator Holdco GmbH (Germany) 6.63%, 7/15/2028(a)	EUR	90	106
TK Elevator Midco GmbH (Germany) 4.38%, 7/15/2027(a)	EUR	330	383

			841

Marine — 0.0%(h)
Hapag-Lloyd AG (Germany) 2.50%, 4/15/2028(a)	EUR	150	175

Media — 1.1%
Altice Financing SA (Luxembourg) 2.25%, 1/15/2025(a)	EUR	300	326
Altice Finco SA (Luxembourg) 4.75%, 1/15/2028(a)	EUR	150	157
Bertelsmann SE & Co. KGaA (Germany) (EUR Swap Annual 5 Year + 2.64%), 3.00%, 4/23/2075(a)(f)	EUR	100	116
Charter Communications Operating LLC 2.80%, 4/1/2031		1,130	1,120

JPMorgan Unconstrained Debt Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF NOVEMBER 30, 2021 (Unaudited) (continued)

Investments		Principal Amount ($000)	Value ($000)
2.30%, 2/1/2032		764	721
3.50%, 6/1/2041		430	421
5.38%, 5/1/2047		958	1,150
3.70%, 4/1/2051		2,082	2,019
Clear Channel Outdoor Holdings, Inc. 7.75%, 4/15/2028(b)		405	422
Clear Channel Worldwide Holdings, Inc. 5.13%, 8/15/2027(b)		160	162
Comcast Corp. 2.99%, 11/1/2063(b)		1,294	1,250
Discovery Communications LLC
3.63%, 5/15/2030		700	749
4.65%, 5/15/2050		450	534
DISH DBS Corp.
5.88%, 11/15/2024		80	81
5.25%, 12/1/2026(b)		695	688
5.75%, 12/1/2028(b)		140	138
Gannett Holdings LLC 6.00%, 11/1/2026(b)		75	75
GCI LLC 4.75%, 10/15/2028(b)		310	317
iHeartCommunications, Inc.
6.38%, 5/1/2026		160	166
5.25%, 8/15/2027(b)		300	304
Meredith Corp. 6.50%, 7/1/2025		80	85
Midas OpCo Holdings LLC 5.63%, 8/15/2029(b)		34	34
Scripps Escrow II, Inc.
3.88%, 1/15/2029(b)		60	60
5.38%, 1/15/2031(b)		40	40
SES SA (Luxembourg)
(EUR Swap Annual 5 Year + 5.40%), 5.63%, 1/29/2024(a)(e)(f)(g)	EUR	200	242
(EUR Swap Annual 5 Year + 3.19%), 2.87%, 5/27/2026(a)(e)(f)(g)	EUR	100	113
Summer BC Holdco A SARL (Luxembourg) 9.25%, 10/31/2027(a)	EUR	90	110
Summer BC Holdco B SARL (Luxembourg) 5.75%, 10/31/2026(a)	EUR	380	446
Telenet Finance Luxembourg Notes SARL (Belgium) 3.50%, 3/1/2028(a)	EUR	300	347
Virgin Media Vendor Financing Notes III DAC (United Kingdom) 4.88%, 7/15/2028(a)	GBP	100	132
Ziggo Bond Co. BV (Netherlands) 3.38%, 2/28/2030(a)	EUR	370	407
Ziggo BV (Netherlands) 4.25%, 1/15/2027(a)	EUR	376	434

			13,366

Metals & Mining — 1.1%
Alcoa Nederland Holding BV 5.50%, 12/15/2027(b)		500	531
Arconic Corp. 6.13%, 2/15/2028(b)		110	114
Cleveland-Cliffs, Inc. 4.63%, 3/1/2029(b)		240	242
Constellium SE 4.25%, 2/15/2026(a)	EUR	100	114
Freeport-McMoRan, Inc.
4.38%, 8/1/2028		90	94
5.40%, 11/14/2034		1,911	2,274
5.45%, 3/15/2043		375	462
Gerdau Trade, Inc. (Brazil) 4.88%, 10/24/2027(a)		1,300	1,404
Glencore Funding LLC (Australia)
2.50%, 9/1/2030(b)		1,310	1,275
2.63%, 9/23/2031(b)		1,148	1,113
Indonesia Asahan Aluminium Persero PT (Indonesia) 5.45%, 5/15/2030(b)		830	940
Nexa Resources SA (Brazil) 5.38%, 5/4/2027(a)		1,120	1,163
Novelis Sheet Ingot GmbH 3.38%, 4/15/2029(a)	EUR	200	230
Rio Tinto Finance USA Ltd. (Australia) 2.75%, 11/2/2051		995	997
thyssenkrupp AG (Germany)
1.38%, 3/3/2022(a)	EUR	100	113
1.88%, 3/6/2023(a)	EUR	230	262
United States Steel Corp. 6.88%, 3/1/2029		140	147
Vale Overseas Ltd. (Brazil) 3.75%, 7/8/2030		1,435	1,436

			12,911

Multi-Utilities — 0.4%
Ameren Corp. 3.50%, 1/15/2031		1,177	1,278
CenterPoint Energy, Inc. 2.95%, 3/1/2030		1,015	1,046
NGG Finance plc (United Kingdom)
(EUR Swap Annual 5 Year + 2.53%), 2.13%, 9/5/2082(a)(f)	EUR	1,000	1,131
San Diego Gas & Electric Co. Series UUU, 3.32%, 4/15/2050		200	215
Southern Co. Gas Capital Corp. Series 20-A, 1.75%, 1/15/2031		482	451

			4,121

Oil, Gas & Consumable Fuels — 2.8%
Antero Midstream Partners LP
5.75%, 3/1/2027(b)		60	60
5.75%, 1/15/2028(b)		380	391
Antero Resources Corp. 8.38%, 7/15/2026(b)		25	28
BP Capital Markets America, Inc. 2.77%, 11/10/2050		390	368

JPMorgan Unconstrained Debt Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF NOVEMBER 30, 2021 (Unaudited) (continued)

Investments		Principal Amount ($000)	Value ($000)
BP Capital Markets plc (United Kingdom)
(US Treasury Yield Curve Rate T Note Constant Maturity 5 Year + 4.04%), 4.38%, 6/22/2025(e)(f)(g)		1,192	1,246
(EUR Swap Annual 5 Year + 3.88%), 3.25%, 3/22/2026(a)(e)(f)(g)	EUR	1,800	2,150
(US Treasury Yield Curve Rate T Note Constant Maturity 5 Year + 4.40%), 4.88%, 3/22/2030(e)(f)(g)		1,716	1,847
California Resources Corp. 7.13%, 2/1/2026(b)		34	35
Cheniere Corpus Christi Holdings LLC 5.13%, 6/30/2027		1,374	1,556
Cheniere Energy Partners LP 3.25%, 1/31/2032(b)		75	73
Chevron USA, Inc. 2.34%, 8/12/2050		200	185
Comstock Resources, Inc. 7.50%, 5/15/2025(b)		108	111
Ecopetrol SA (Colombia)
6.88%, 4/29/2030		630	697
7.38%, 9/18/2043		550	590
5.88%, 5/28/2045		430	397
Energean Israel Finance Ltd. (Israel)
4.88%, 3/30/2026(a)		312	307
5.38%, 3/30/2028(a)		1,498	1,470
Energy Transfer LP 5.35%, 5/15/2045		710	824
Eni SpA (Italy) 4.25%, 5/9/2029(b)		910	1,029
Exxon Mobil Corp. 3.00%, 8/16/2039		670	690
Gazprom PJSC (Russia) 3.25%, 2/25/2030(a)		480	462
Gray Oak Pipeline LLC 2.60%, 10/15/2025(b)		280	285
Greenko Dutch BV (India) 3.85%, 3/29/2026(b)		1,179	1,190
KazMunayGas National Co. JSC (Kazakhstan) 5.75%, 4/19/2047(a)		598	703
Leviathan Bond Ltd. (Israel)
6.13%, 6/30/2025(a)		372	391
6.50%, 6/30/2027(a)		1,043	1,094
6.75%, 6/30/2030(a)		232	242
Lukoil Securities BV (Russia) 3.88%, 5/6/2030(a)		420	429
MEG Energy Corp. (Canada) 6.50%, 1/15/2025(b)		6	6
MPLX LP 4.50%, 4/15/2038		1,025	1,138
NGL Energy Operating LLC 7.50%, 2/1/2026(b)		19	19
Occidental Petroleum Corp.
3.50%, 6/15/2025		140	140
8.88%, 7/15/2030		80	105
Petroleos Mexicanos (Mexico) 6.75%, 9/21/2047		4,025	3,291
Repsol International Finance BV (Spain)
(EUR Swap Annual 5 Year + 4.41%), 4.25%, 9/11/2028(a)(e)(f)(g)	EUR	100	121
(EUR Swap Annual 10 Year + 4.20%), 4.50%, 3/25/2075(a)(f)	EUR	390	473
Sabine Pass Liquefaction LLC 4.50%, 5/15/2030		1,950	2,206
SM Energy Co. 6.63%, 1/15/2027		40	40
Southwestern Energy Co. 5.38%, 3/15/2030		90	94
Summit Midstream Holdings LLC 8.50%, 10/15/2026(b)		160	161
Tallgrass Energy Partners LP
7.50%, 10/1/2025(b)		330	350
6.00%, 9/1/2031(b)		155	150
Targa Resources Partners LP
5.00%, 1/15/2028		120	124
4.00%, 1/15/2032(b)		150	155
TotalEnergies Capital International SA (France) 3.13%, 5/29/2050		310	320
TotalEnergies SE (France)
(EUR Swap Annual 5 Year + 3.78%), 3.88%, 5/18/2022(a)(e)(f)(g)	EUR	1,300	1,494
(EUR Swap Annual 5 Year + 2.15%), 2.62%, 2/26/2025(a)(e)(f)(g)	EUR	1,100	1,299
Transcanada Trust (Canada) Series 16-A, (ICE LIBOR USD 3 Month + 4.64%), 5.87%, 8/15/2076(f)		810	881
UGI International LLC
3.25%, 11/1/2025(a)	EUR	350	401
2.50%, 12/1/2029(b)	EUR	296	329

			32,147

Paper & Forest Products — 0.1%
Suzano Austria GmbH (Brazil) 6.00%, 1/15/2029		1,200	1,357
WEPA Hygieneprodukte GmbH (Germany) 2.88%, 12/15/2027(a)	EUR	180	190

			1,547

Personal Products — 0.1%
Coty, Inc.
4.00%, 4/15/2023(a)	EUR	200	226
3.88%, 4/15/2026(a)	EUR	200	229
5.00%, 4/15/2026(b)		145	148
Edgewell Personal Care Co. 5.50%, 6/1/2028(b)		450	469
Prestige Brands, Inc. 5.13%, 1/15/2028(b)		215	223

			1,295

JPMorgan Unconstrained Debt Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF NOVEMBER 30, 2021 (Unaudited) (continued)

Investments		Principal Amount ($000)	Value ($000)
Pharmaceuticals — 0.4%
Bausch Health Cos., Inc.
6.13%, 4/15/2025(b)		88	89
5.50%, 11/1/2025(b)		500	504
5.00%, 1/30/2028(b)		120	107
6.25%, 2/15/2029(b)		720	652
5.25%, 1/30/2030(b)		190	163
Bristol-Myers Squibb Co.
2.35%, 11/13/2040		840	795
4.25%, 10/26/2049		425	530
Catalent Pharma Solutions, Inc. 2.38%, 3/1/2028(a)	EUR	100	113
Cheplapharm Arzneimittel GmbH (Germany) 3.50%, 2/11/2027(a)	EUR	300	339
Nidda BondCo GmbH (Germany)
5.00%, 9/30/2025(a)	EUR	360	403
7.25%, 9/30/2025(a)	EUR	100	115
Nidda Healthcare Holding GmbH (Germany) 3.50%, 9/30/2024(a)	EUR	150	169
Organon & Co.
2.88%, 4/30/2028(a)	EUR	300	341
4.13%, 4/30/2028(b)		310	309
Rossini SARL (Italy) 6.75%, 10/30/2025(a)	EUR	120	141
Takeda Pharmaceutical Co. Ltd. (Japan) 3.03%, 7/9/2040		420	427

			5,197

Professional Services — 0.0%(h)
La Financiere Atalian SASU (France) 5.13%, 5/15/2025(a)	EUR	375	419

Real Estate Management & Development — 0.2%
Country Garden Holdings Co. Ltd. (China)
3.13%, 10/22/2025(a)		812	723
7.25%, 4/8/2026(a)		1,540	1,512
Longfor Group Holdings Ltd. (China) 4.50%, 1/16/2028(a)		540	569

			2,804

Road & Rail — 0.2%
Canadian Pacific Railway Co. (Canada)
2.45%, 12/2/2031		470	476
3.00%, 12/2/2041		220	224
3.10%, 12/2/2051		600	617
Hertz Corp. (The) 4.63%, 12/1/2026(b)		240	237
Kansas City Southern 3.50%, 5/1/2050		340	369
Loxam SAS (France) 3.25%, 1/14/2025(a)	EUR	500	565
Uber Technologies, Inc. 4.50%, 8/15/2029(b)		260	257

			2,745

Semiconductors & Semiconductor Equipment — 0.2%
ams AG (Austria) 6.00%, 7/31/2025(a)	EUR	330	393
Entegris, Inc. 4.38%, 4/15/2028(b)		140	143
Microchip Technology, Inc. 4.25%, 9/1/2025		567	589
NXP BV (China) 3.25%, 5/11/2041(b)		1,140	1,161
ON Semiconductor Corp. 3.88%, 9/1/2028(b)		358	364

			2,650

Software — 0.5%
Brunello Bidco SpA (Italy) 3.50%, 2/15/2028(a)	EUR	200	224
CDK Global, Inc. 5.25%, 5/15/2029(b)		265	280
NCR Corp.
5.75%, 9/1/2027(b)		300	310
5.00%, 10/1/2028(b)		150	152
6.13%, 9/1/2029(b)		80	85
Nuance Communications, Inc. 5.63%, 12/15/2026		410	422
Oracle Corp. 3.95%, 3/25/2051		248	267
PTC, Inc. 4.00%, 2/15/2028(b)		130	131
SS&C Technologies, Inc. 5.50%, 9/30/2027(b)		530	551
VMware, Inc.
4.70%, 5/15/2030		568	659
2.20%, 8/15/2031		2,485	2,421

			5,502

Specialty Retail — 0.2%
Asbury Automotive Group, Inc. 4.63%, 11/15/2029(b)		92	93
Constellation Automotive Financing plc (United Kingdom) 4.88%, 7/15/2027(a)	GBP	200	258
Douglas GmbH (Germany)
6.00%, 4/8/2026(b)	EUR	275	304
6.00%, 4/8/2026(a)	EUR	250	275
Dufry One BV (Switzerland) 2.50%, 10/15/2024(a)	EUR	100	109
eG Global Finance plc (United Kingdom)
3.63%, 2/7/2024(a)	EUR	350	389
4.38%, 2/7/2025(a)	EUR	100	111
PetSmart, Inc. 4.75%, 2/15/2028(b)		250	253
Sonic Automotive, Inc. 4.63%, 11/15/2029(b)		235	231
SRS Distribution, Inc. 4.63%, 7/1/2028(b)		105	105
Staples, Inc. 7.50%, 4/15/2026(b)		360	357

			2,485

Technology Hardware, Storage & Peripherals — 0.3%
Apple, Inc. 2.65%, 2/8/2051		560	555
Dell International LLC
6.02%, 6/15/2026		1,590	1,850
4.90%, 10/1/2026		120	136
5.30%, 10/1/2029		221	262

JPMorgan Unconstrained Debt Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF NOVEMBER 30, 2021 (Unaudited) (continued)

Investments		Principal Amount ($000)	Value ($000)
Diebold Nixdorf Dutch Holding BV 9.00%, 7/15/2025(a)	EUR	190	230

			3,033

Textiles, Apparel & Luxury Goods — 0.0%(h)
BK LC Lux Finco1 SARL (Germany) 5.25%, 4/30/2029(a)	EUR	200	232

Thrifts & Mortgage Finance — 0.6%
BPCE SA (France)
5.70%, 10/22/2023(b)		2,870	3,103
(SOFR + 1.09%), 2.05%, 10/19/2027(b)(f)		300	298
(SOFR + 1.73%), 3.12%, 10/19/2032(b)(f)		1,310	1,314
Nationwide Building Society (United Kingdom) 0.75%, 10/26/2022(a)	EUR	2,100	2,408
(U.K. Government Bonds 5 Year Note Generic Bid Yield + 5.63%), 5.75%, 6/20/2027(a)(e)(f)(g)	GBP	200	285

			7,408

Tobacco — 0.2%
BAT Capital Corp. (United Kingdom) 4.39%, 8/15/2037		1,399	1,485
Philip Morris International, Inc. 2.10%, 5/1/2030		160	158
Reynolds American, Inc. (United Kingdom) 4.45%, 6/12/2025		895	968

			2,611

Trading Companies & Distributors — 0.2%
Air Lease Corp.
1.88%, 8/17/2026		230	226
3.25%, 10/1/2029		1,170	1,197
Aviation Capital Group LLC 1.95%, 9/20/2026(b)		910	890
Herc Holdings, Inc. 5.50%, 7/15/2027(b)		10	10
United Rentals North America, Inc. 3.88%, 2/15/2031		140	140
WESCO Distribution, Inc. 7.13%, 6/15/2025(b)		300	317

			2,780

Transportation Infrastructure — 0.3%
Abertis Infraestructuras Finance BV (Spain)
(EUR Swap Annual 5 Year + 3.69%), 3.25%, 11/24/2025(a)(e)(f)(g)	EUR	300	345
(EUR Swap Annual 5 Year + 3.27%), 2.62%, 1/26/2027(a)(e)(f)(g)	EUR	200	220
Atlantia SpA (Italy)
1.63%, 2/3/2025(a)	EUR	410	474
1.88%, 7/13/2027(a)	EUR	100	117
1.88%, 2/12/2028(a)	EUR	200	233
Autostrade per l’Italia SpA (Italy)
1.63%, 6/12/2023	EUR	100	115
1.88%, 11/4/2025(a)	EUR	800	937
1.75%, 6/26/2026(a)	EUR	170	199
2.00%, 12/4/2028(a)	EUR	350	411

			3,051

Wireless Telecommunication Services — 0.9%
Hughes Satellite Systems Corp. 6.63%, 8/1/2026		120	133
Matterhorn Telecom SA (Luxembourg) 3.13%, 9/15/2026(a)	EUR	270	299
PLT VII Finance SARL (Luxembourg) 4.63%, 1/5/2026(a)	EUR	350	405
Sprint Corp. 7.63%, 2/15/2025		70	80
Telefonica Europe BV (Spain) (EUR Swap Annual 5 Year + 2.33%), 2.62%, 3/7/2023(a)(e)(f)(g)	EUR	200	231
Series NC5, (EUR Swap Annual 5 Year + 2.45%), 3.00%, 9/4/2023(a)(e)(f)(g)	EUR	300	351
(EUR Swap Annual 10 Year + 4.30%), 5.87%, 3/31/2024(a)(e)(f)(g)	EUR	700	869
(EUR Swap Annual 8 Year + 2.97%), 3.88%, 6/22/2026(a)(e)(f)(g)	EUR	200	239
T-Mobile USA, Inc.
3.75%, 4/15/2027		2,680	2,882
2.25%, 11/15/2031		246	236
3.00%, 2/15/2041		810	773
4.50%, 4/15/2050		715	836
3.40%, 10/15/2052(b)		610	605
Vodafone Group plc (United Kingdom)
4.88%, 6/19/2049		1,138	1,423
(EUR Swap Annual 5 Year + 3.43%), 4.20%, 10/3/2078(a)(f)	EUR	240	299
(EUR Swap Annual 5 Year + 2.67%), 3.10%, 1/3/2079(a)(f)	EUR	500	585
Series NC10, (EUR Swap Annual 5 Year + 3.23%), 3.00%, 8/27/2080(a)(f)	EUR	100	114

			10,360

TOTAL CORPORATE BONDS (Cost $450,444)			449,839

ASSET-BACKED SECURITIES — 19.7%
ACC Trust
Series 2019-2, Class A, 2.82%, 2/21/2023(b)		18	18
Series 2021-1, Class B, 1.43%, 7/22/2024(b)		751	749
Series 2021-1, Class C, 2.08%, 12/20/2024(b)		410	407
Series 2021-1, Class D, 5.25%, 3/22/2027(b)		1,109	1,098

JPMorgan Unconstrained Debt Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF NOVEMBER 30, 2021 (Unaudited) (continued)

Investments	Principal Amount ($000)	Value ($000)
Accelerated LLC
Series 2021-1H, Class A, 1.35%, 10/20/2040(b)	317	313
Series 2021-1H, Class B, 1.90%, 10/20/2040(b)	420	415
Series 2021-1H, Class C, 2.35%, 10/20/2040‡(b)	1,842	1,838
American Credit Acceptance Receivables Trust
Series 2019-1, Class E, 4.84%, 4/14/2025(b)	2,400	2,499
Series 2019-4, Class D, 2.97%, 12/12/2025(b)	790	807
Series 2021-2, Class C, 0.97%, 7/13/2027(b)	6,053	6,032
Series 2021-2, Class D, 1.34%, 7/13/2027(b)	4,800	4,754
Series 2021-3, Class C, 0.98%, 11/15/2027(b)	2,037	2,018
Series 2021-3, Class D, 1.34%, 11/15/2027(b)	1,584	1,566
Series 2021-3, Class E, 2.56%, 11/15/2027(b)	1,125	1,106
Series 2021-4, Class E, 3.12%, 2/14/2028(b)	1,700	1,695
Series 2021-3, Class F, 3.64%, 5/15/2028(b)	1,114	1,095
Applebee’s Funding LLC Series 2019-1A, Class A2II, 4.72%, 6/5/2049(b)	693	717
Asset-Backed Securities Corp. Home Equity Loan Trust Series 2004-HE7, Class M2, 1.67%, 10/25/2034‡(c)	151	157
CARS-DB5 LP Series 2021-1A, Class A2, 2.28%, 8/15/2051(b)	941	933
Chase Funding Loan Acquisition Trust Series 2004-OPT1, Class M2, 1.59%, 6/25/2034‡(c)	186	186
Commonbond Student Loan Trust
Series 2018-AGS, Class B, 3.58%, 2/25/2044‡(b)	515	524
Series 2018-AGS, Class C, 3.82%, 2/25/2044‡(b)	69	69
Conn’s Receivables Funding LLC
Series 2021-A, Class A, 1.05%, 5/15/2026(b)	7,300	7,299
Series 2021-A, Class B, 2.87%, 5/15/2026‡(b)	1,980	1,983
Series 2021-A, Class C, 4.59%, 5/15/2026‡(b)	1,880	1,880
Consumer Loan Underlying Bond Credit Trust Series 2019-P2, Class C, 4.41%, 10/15/2026‡(b)	2,200	2,234
Countrywide Asset-Backed Certificates
Series 2002-4, Class M1, 1.22%, 12/25/2032‡(c)	513	511
Series 2004-ECC2, Class M2, 1.07%, 12/25/2034‡(c)	352	353
CPS Auto Receivables Trust Series 2021-B, Class C, 1.23%, 3/15/2027(b)	2,497	2,480
CPS Auto Trust Series 2018-C, Class D, 4.40%, 6/17/2024(b)	677	686
Credit Acceptance Auto Loan Trust Series 2021-3A, Class A, 1.00%, 5/15/2030(b)	2,793	2,776
CWABS, Inc. Asset-Backed Certificates Series 2004-1, Class M2, 0.92%, 3/25/2034‡(c)	91	91
CWABS, Inc. Asset-Backed Certificates Trust Series 2004-5, Class M2, 1.10%, 7/25/2034‡(c)	156	157
Diamond Resorts Owner Trust Series 2018-1, Class C, 4.53%, 1/21/2031‡(b)	1,005	1,026
Domino’s Pizza Master Issuer LLC Series 2018-1A, Class A2I, 4.12%, 7/25/2048(b)	698	715
Drive Auto Receivables Trust Series 2020-1, Class D, 2.70%, 5/17/2027	1,170	1,195
DT Auto Owner Trust
Series 2018-2A, Class E, 5.54%, 6/16/2025(b)	890	917
Series 2019-4A, Class D, 2.85%, 7/15/2025(b)	2,999	3,070
Series 2020-1A, Class C, 2.29%, 11/17/2025(b)	2,980	3,014
Series 2020-3A, Class E, 3.62%, 10/15/2027(b)	2,500	2,568
Series 2021-3A, Class E, 2.65%, 9/15/2028(b)	335	328
Encina Equipment Finance LLC Series 2021-1A, Class E, 4.36%, 3/15/2029‡(b)	809	816
Exeter Automobile Receivables Trust
Series 2018-3A, Class D, 4.35%, 6/17/2024(b)	1,727	1,760
Series 2018-3A, Class E, 5.43%, 8/15/2024(b)	550	575
Series 2020-1A, Class D, 2.73%, 12/15/2025(b)	2,150	2,200
Series 2019-3A, Class E, 4.00%, 8/17/2026(b)	810	840
Series 2020-1A, Class E, 3.74%, 1/15/2027(b)	2,650	2,713
Series 2021-2A, Class D, 1.40%, 4/15/2027	2,511	2,484
Series 2021-2A, Class E, 2.90%, 7/17/2028(b)	2,675	2,645
First Franklin Mortgage Loan Trust Series 2004-FF5, Class A1, 0.81%, 8/25/2034‡(c)	— (k)	— (k)
Flagship Credit Auto Trust Series 2017-4, Class D, 3.58%, 1/15/2024(b)	1,900	1,929
Series 2021-3, Class E, 3.32%, 12/15/2028(b)	1,700	1,675

JPMorgan Unconstrained Debt Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF NOVEMBER 30, 2021 (Unaudited) (continued)

Investments	Principal Amount ($000)	Value ($000)
FREED ABS Trust
Series 2019-1, Class C, 5.39%, 6/18/2026‡(b)	867	877
Series 2019-2, Class B, 3.19%, 11/18/2026‡(b)	556	558
Series 2020-FP1, Class C, 4.37%, 3/18/2027‡(b)	1,460	1,484
Series 2021-2, Class B, 1.03%, 6/19/2028‡(b)	4,000	3,987
Series 2021-2, Class C, 1.94%, 6/19/2028‡(b)	763	764
Series 2021-3FP, Class B, 1.01%, 11/20/2028‡(b)	2,383	2,367
GLS Auto Receivables Issuer Trust
Series 2019-2A, Class D, 4.52%, 2/17/2026(b)	630	651
Series 2020-4A, Class E, 3.51%, 10/15/2027(b)	650	660
GLS Auto Receivables Trust
Series 2018-2A, Class D, 5.46%, 3/17/2025(b)	1,470	1,515
Series 2021-2A, Class C, 1.08%, 6/15/2026(b)	1,812	1,799
Series 2021-2A, Class E, 2.87%, 5/15/2028(b)	1,100	1,080
Hertz Vehicle Financing III LP
Series 2021-2A, Class A, 1.68%, 12/27/2027(b)	2,000	1,994
Series 2021-2A, Class B, 2.12%, 12/27/2027(b)	1,393	1,385
Series 2021-2A, Class C, 2.52%, 12/27/2027(b)	1,726	1,719
JetBlue Pass-Through Trust
Series 2019-1, Class B, 8.00%, 11/15/2027	222	257
Series 2019-1, Class A, 2.95%, 5/15/2028	164	165
Series 2020-1, Class B, 7.75%, 11/15/2028	142	167
KREF Ltd. Series 2021-FL2, Class A, 1.16%, 2/15/2039(b)(c)	2,335	2,332
Lendingpoint Asset Securitization Trust
Series 2021-A, Class B, 1.46%, 12/15/2028‡(b)	1,176	1,168
Series 2021-B, Class B, 1.68%, 2/15/2029‡(b)	2,800	2,780
Series 2021-B, Class C, 3.21%, 2/15/2029‡(b)	1,500	1,486
Lendmark Funding Trust
Series 2019-2A, Class D, 5.24%, 4/20/2028‡(b)	2,090	2,145
Series 2021-1A, Class A, 1.90%, 11/20/2031(b)	270	269
Series 2021-1A, Class B, 2.47%, 11/20/2031‡(b)	139	140
LL ABS Trust
Series 2019-1A, Class C, 5.07%, 3/15/2027‡(b)	2,750	2,805
Series 2020-1A, Class C, 6.54%, 1/17/2028‡(b)	1,000	1,061
Series 2021-1A, Class C, 3.54%, 5/15/2029‡(b)	500	494
Magnetite Ltd. (Cayman Islands) Series 2012-7A, Class A1R2, 0.92%, 1/15/2028(b)(c)	520	520
Marlette Funding Trust
Series 2021-2A, Class B, 1.06%, 9/15/2031‡(b)	840	835
Series 2021-2A, Class C, 1.50%, 9/15/2031‡(b)	500	494
Series 2021-2A, Class D, 2.16%, 9/15/2031‡(b)	300	296
Mid-State Capital Corp. Trust Series 2006-1, Class M2, 6.74%, 10/15/2040‡(b)	2,020	2,134
Morgan Stanley ABS Capital I, Inc. Trust
Series 2004-HE1, Class M1, 0.95%, 1/25/2034‡(c)	165	165
Series 2004-NC7, Class M3, 1.07%, 7/25/2034‡(c)	81	79
Series 2004-HE7, Class M2, 1.04%, 8/25/2034‡(c)	48	48
Series 2004-HE7, Class M3, 1.11%, 8/25/2034‡(c)	60	60
Series 2004-HE8, Class M2, 1.11%, 9/25/2034‡(c)	103	101
Series 2005-NC1, Class M3, 0.86%, 1/25/2035‡(c)	347	343
MVW LLC Series 2021-1WA, Class D, 3.17%, 1/22/2041‡(b)	1,770	1,753
New Century Home Equity Loan Trust
Series 2004-2, Class M2, 1.02%, 8/25/2034‡(c)	40	40
Series 2004-4, Class M2, 0.88%, 2/25/2035‡(c)	196	194
NRZ Excess Spread-Collateralized Notes
Series 2021-FNT2, Class A, 3.23%, 5/25/2026(b)	1,431	1,421
Series 2021-FHT1, Class A, 3.10%, 7/25/2026(b)	1,449	1,446
Series 2021-GNT1, Class A, 3.47%, 11/25/2026(b)	1,826	1,826
OnDeck Asset Securitization Trust III LLC
Series 2021-1A, Class A, 1.59%, 5/17/2027(b)	5,350	5,331
Series 2021-1A, Class B, 2.28%, 5/17/2027‡(b)	2,480	2,471
OneMain Direct Auto Receivables Trust
Series 2018-1A, Class B, 3.71%, 4/14/2025(b)	914	917
Series 2018-1A, Class D, 4.40%, 1/14/2028(b)	1,110	1,113

JPMorgan Unconstrained Debt Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF NOVEMBER 30, 2021 (Unaudited) (continued)

Investments	Principal Amount ($000)	Value ($000)
Onemain Financial Issuance Trust Series 2018-1A, Class D, 4.08%, 3/14/2029‡(b)	860	873
OneMain Financial Issuance Trust Series 2021-1A, Class A1, 1.55%, 6/16/2036(b)	5,425	5,376
Oportun Issuance Trust
Series 2021-B, Class A, 1.47%, 5/8/2031(b)	2,538	2,528
Series 2021-B, Class B, 1.96%, 5/8/2031‡(b)	1,311	1,309
Series 2021-C, Class A, 2.18%, 10/8/2031(b)	2,300	2,291
Option One Mortgage Loan Trust Series 2004-3, Class M3, 1.07%, 11/25/2034‡(c)	24	23
Pagaya AI Debt Selection Trust
Series 2021-HG1, Class B, 1.82%, 1/16/2029‡(b)	1,146	1,143
Series 2021-3, Class A, 1.15%, 5/15/2029(b)	2,530	2,521
Series 2021-3, Class B, 1.74%, 5/15/2029(b)	1,660	1,642
Palmer Square Loan Funding Ltd. (Cayman Islands)
Series 2018-5A, Class A1, 0.98%, 1/20/2027(b)(c)	678	678
Series 2021-4A, Class C, 2.72%, 10/15/2029‡(b)(c)	1,606	1,604
PNMAC FMSR Issuer Trust Series 2018-FT1, Class A, 2.44%, 4/25/2023(b)(c)	1,210	1,207
PNMAC GMSR Issuer Trust Series 2018-GT2, Class A, 2.74%, 8/25/2025(b)(c)	2,280	2,278
PRET LLC
Series 2021-NPL3, Class A1, 1.87%, 7/25/2051(b)(i)	1,540	1,532
Series 2021-NPL3, Class A2, 3.72%, 7/25/2051(b)(i)	832	822
Progress Residential Trust Series 2021-SFR9, Class A, 2.01%, 11/17/2040(b)	3,265	3,252
Renaissance Home Equity Loan Trust
Series 2005-1, Class AF6, 4.97%, 5/25/2035‡(i)	124	129
Series 2005-2, Class M1, 5.05%, 8/25/2035‡(i)	1,542	1,620
Republic Finance Issuance Trust
Series 2020-A, Class A, 2.47%, 11/20/2030(b)	396	402
Series 2021-A, Class D, 5.23%, 12/22/2031‡(b)	1,500	1,502
Santander Drive Auto Receivables Trust Series 2021-2, Class D, 1.35%, 7/15/2027	1,720	1,714
Santander Prime Auto Issuance Notes Trust Series 2018-A, Class F, 6.80%, 9/15/2025(b)	260	263
Santander Revolving Auto Loan Trust
Series 2019-A, Class A, 2.51%, 1/26/2032(b)	820	849
Series 2019-A, Class C, 3.00%, 1/26/2032(b)	2,936	3,044
Series 2019-A, Class D, 3.45%, 1/26/2032(b)	2,910	3,025
Service Experts Issuer LLC Series 2021-1A, Class A, 2.67%, 2/2/2032(b)	2,900	2,893
SoFi Consumer Loan Program Trust Series 2018-4, Class D, 4.76%, 11/26/2027‡(b)	970	989
Springleaf Funding Trust Series 2017-AA, Class C, 3.86%, 7/15/2030‡(b)	2,000	2,001
Structured Asset Investment Loan Trust
Series 2004-7, Class M1, 1.14%, 8/25/2034‡(c)	194	193
Series 2004-8, Class M2, 1.02%, 9/25/2034‡(c)	224	224
Structured Asset Securities Corp. Mortgage Loan Trust Series 2005-WF2, Class M2, 0.72%, 5/25/2035‡(c)	119	118
Tesla Auto Lease Trust
Series 2019-A, Class E, 5.48%, 5/22/2023(b)	1,520	1,569
Series 2020-A, Class E, 4.64%, 8/20/2024(b)	2,450	2,537
Series 2021-A, Class D, 1.34%, 3/20/2025(b)	1,025	1,026
Theorem Funding Trust Series 2021-1A, Class A, 1.21%, 12/15/2027(b)	1,102	1,101
Tricolor Auto Securitization Trust
Series 2021-1A, Class E, 3.23%, 9/15/2026(b)	500	496
Series 2021-1A, Class F, 5.08%, 5/15/2028(b)	500	494
United Airlines Pass-Through Trust Series 2013-1, Class A, 4.30%, 8/15/2025	976	1,025
Upstart Pass-Through Trust
Series 2021-ST4, Class A, 2.00%, 7/20/2027(b)	1,802	1,790
Series 2021-ST6, Class A, 1.85%, 8/20/2027(b)	694	690
Series 2021-ST8, Class A, 1.75%, 10/20/2029(b)	522	519
Series 2021-ST9, Class A, 1.70%, 11/20/2029(b)	2,315	2,302
Upstart Securitization Trust
Series 2020-1, Class C, 4.90%, 4/22/2030‡(b)	1,050	1,083
Series 2021-1, Class C, 4.06%, 3/20/2031‡(b)	750	760
Series 2021-2, Class C, 3.61%, 6/20/2031(b)	1,030	1,025
Series 2021-3, Class C, 3.28%, 7/20/2031‡(b)	1,200	1,192

JPMorgan Unconstrained Debt Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF NOVEMBER 30, 2021 (Unaudited) (continued)

Investments	Principal Amount ($000)	Value ($000)
Series 2021-4, Class B, 1.84%, 9/20/2031‡(b)	2,584	2,551
Series 2021-5, Class A, 1.31%, 11/20/2031(b)	3,075	3,069
Series 2021-5, Class C, 4.15%, 11/20/2031‡(b)	3,276	3,274
US Auto Funding
Series 2021-1A, Class A, 0.79%, 7/15/2024(b)	582	582
Series 2021-1A, Class B, 1.49%, 3/17/2025(b)	311	309
Series 2021-1A, Class C, 2.20%, 5/15/2026(b)	2,768	2,730
Westlake Automobile Receivables Trust
Series 2018-3A, Class E, 4.90%, 12/15/2023(b)	490	501
Series 2018-2A, Class F, 6.04%, 1/15/2025(b)	1,701	1,719
Series 2018-3A, Class F, 6.02%, 2/18/2025(b)	1,000	1,028
Series 2021-2A, Class D, 1.23%, 12/15/2026(b)	660	651
Series 2021-3A, Class D, 2.12%, 1/15/2027(b)	3,400	3,406
Series 2021-3A, Class E, 3.42%, 4/15/2027(b)	5,900	5,888
Series 2021-2A, Class F, 3.66%, 12/15/2027(b)	1,700	1,680

TOTAL ASSET-BACKED SECURITIES (Cost $230,221)		230,654

COMMERCIAL MORTGAGE-BACKED SECURITIES — 8.5%
A10 Revolving Asset Financing I LLC 6.12%, 1/9/2020‡(b)(c)	6,000	6,000
BANK
Series 2018-BN13, Class C, 4.72%, 8/15/2061‡(c)	509	556
Series 2019-BN20, Class XA, IO, 0.96%, 9/15/2062(c)	4,119	230
Series 2019-BN20, Class C, 3.77%, 9/15/2062‡(c)	708	724
Series 2020-BN25, Class XA, IO, 1.00%, 1/15/2063(c)	13,182	811
Series 2021-BN34, Class XA, IO, 1.09%, 6/15/2063(c)	16,145	1,206
Series 2021-BN33, Class XA, IO, 1.18%, 5/15/2064(c)	14,387	1,117
Series 2021-BN35, Class XB, IO, 0.70%, 6/15/2064(c)	17,700	954
Series 2021-BN35, Class XA, IO, 1.16%, 6/15/2064(c)	11,887	945
Benchmark Mortgage Trust Series 2019-B11, Class C, 3.75%, 5/15/2052‡(c)	1,679	1,746
BHMS Series 2018-ATLS, Class A, 1.34%, 7/15/2035(b)(c)	2,675	2,676
Braemar Hotels & Resorts Trust Series 2018-PRME, Class C, 1.34%, 6/15/2035‡(b)(c)	1,200	1,194
BX Commercial Mortgage Trust Series 2021-VINO, Class A, 0.74%, 5/15/2038(b)(c)	2,480	2,472
Cascade Funding Mortgage Trust Series 2021-FRR1, Class BK45, 2.32%, 2/28/2025(b)	4,000	3,898
CCUBS Commercial Mortgage Trust Series 2017-C1, Class C, 4.54%, 11/15/2050‡(c)	152	163
CD Mortgage Trust Series 2016-CD2, Class C, 4.13%, 11/10/2049‡(c)	95	96
Citigroup Commercial Mortgage Trust
Series 2015-P1, Class D, 3.23%, 9/15/2048‡(b)	2,765	2,602
Series 2017-C4, Class A4, 3.47%, 10/12/2050	1,400	1,513
COMM Mortgage Trust
Series 2015-CR26, Class A3, 3.36%, 10/10/2048	1,330	1,381
Series 2015-CR26, Class D, 3.63%, 10/10/2048‡(c)	200	194
Series 2015-PC1, Class C, 4.46%, 7/10/2050‡(c)	1,046	1,091
Commercial Mortgage Trust Series 2020-CBM, Class D, 3.75%, 2/10/2037‡(b)(c)	2,210	2,194
Credit Suisse Commercial Mortgage Trust Series 2007-C1, Class AM, 5.42%, 2/15/2040	18	19
Credit Suisse Mortgage Capital Certificates Series 2019-ICE4, Class B, 1.32%, 5/15/2036‡(b)(c)	3,800	3,790
CSAIL Commercial Mortgage Trust Series 2021-C20, Class C, 3.85%, 3/15/2054‡(c)	469	494
FHLMC, Multi-Family Structured Credit Risk Series 2021-MN2, Class M2, 3.40%, 7/25/2041(b)(c)	1,260	1,253
FHLMC, Multi-Family Structured Pass-Through Certificates
Series K033, Class X1, IO, 0.40%, 7/25/2023(c)	41,139	176
Series K729, Class X1, IO, 0.47%, 10/25/2024(c)	19,940	166
Series K739, Class X1, IO, 1.39%, 9/25/2027(c)	18,977	1,171
Series K742, Class X1, IO, 0.87%, 3/25/2028(c)	4,999	194
Series K108, Class X1, IO, 1.81%, 3/25/2030(c)	7,398	913
Series K127, Class X1, IO, 0.42%, 1/25/2031(c)	65,966	1,731

JPMorgan Unconstrained Debt Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF NOVEMBER 30, 2021 (Unaudited) (continued)

Investments	Principal Amount ($000)	Value ($000)
Series K125, Class X1, IO, 0.68%, 1/25/2031(c)	18,375	861
Series K128, Class X1, IO, 0.63%, 3/25/2031(c)	13,991	601
Series K129, Class X1, IO, 1.16%, 5/25/2031(c)	18,296	1,527
Series K131, Class X3, IO, 3.05%, 9/25/2031(c)	767	180
Series K723, Class X3, IO, 1.98%, 10/25/2034(c)	9,280	319
Series K041, Class X3, IO, 1.70%, 11/25/2042(c)	13,061	563
Series K047, Class X3, IO, 1.55%, 6/25/2043(c)	18,000	840
Series K726, Class X3, IO, 2.22%, 7/25/2044(c)	3,760	184
Series K067, Class X3, IO, 2.19%, 9/25/2044(c)	15,993	1,713
Series K068, Class X3, IO, 2.13%, 10/25/2044(c)	4,540	478
Series K070, Class X3, IO, 2.11%, 12/25/2044(c)	2,152	234
Series K730, Class X3, IO, 2.10%, 2/25/2045(c)	13,820	785
Series K072, Class X3, IO, 2.21%, 12/25/2045(c)	3,940	451
Series K088, Class X3, IO, 2.42%, 2/25/2047(c)	7,310	1,095
Series K121, Class X3, IO, 2.87%, 11/25/2048(c)	5,100	1,076
Series K127, Class X3, IO, 2.75%, 3/25/2049(c)	5,100	1,045
FNMA ACES Series 2019-M1, Class A2, 3.67%, 9/25/2028(c)	1,200	1,345
FREMF Series 2018-KF46, Class B, 2.04%, 3/25/2028(b)(c)	1,386	1,351
FREMF Mortgage Trust
Series 2017-KF29, Class B, 3.64%, 2/25/2024(b)(c)	139	139
Series 2017-KF31, Class B, 2.99%, 4/25/2024(b)(c)	302	299
Series 2017-KF36, Class B, 2.74%, 8/25/2024(b)(c)	568	568
Series 2017-KF35, Class B, 2.84%, 8/25/2024(b)(c)	508	509
Series 2018-KF45, Class B, 2.04%, 3/25/2025(b)(c)	214	213
Series 2018-KF47, Class B, 2.09%, 5/25/2025(b)(c)	126	124
Series 2018-KF48, Class B, 2.14%, 6/25/2028(b)(c)	970	961
Series 2017-K726, Class C, 4.14%, 7/25/2049(b)(c)	725	756
Series 2017-K67, Class B, 4.08%, 9/25/2049(b)(c)	1,995	2,164
Series 2017-K729, Class B, 3.80%, 11/25/2049(b)(c)	880	924
GNMA
Series 2012-89, IO, 0.19%, 12/16/2053(c)	3,908	12
Series 2017-9, IO, 0.57%, 1/16/2057(c)	4,976	209
Series 2017-23, IO, 0.63%, 5/16/2059(c)	5,584	245
Series 2017-69, IO, 0.80%, 7/16/2059(c)	4,617	240
Series 2019-104, IO, 1.09%, 5/16/2061(c)	2,175	168
Series 2019-53, Class IA, IO, 0.77%, 6/16/2061(c)	10,759	737
Series 2019-155, IO, 0.56%, 7/16/2061(c)	13,193	723
Series 2020-89, Class IA, IO, 1.20%, 4/16/2062(c)	8,952	816
Series 2020-136, IO, 1.10%, 8/16/2062(c)	4,104	359
Series 2021-106, IO, 0.92%, 4/16/2063(c)	23,884	1,911
Series 2021-133, IO, 0.88%, 7/16/2063(c)	11,864	956
GS Mortgage Securities Trust
Series 2015-GC34, Class C, 4.80%, 10/10/2048‡(c)	539	557
Series 2015-GC30, Class C, 4.21%, 5/10/2050‡(c)	190	198
JPMBB Commercial Mortgage Securities Trust
Series 2015-C30, Class A4, 3.55%, 7/15/2048	1,350	1,420
Series 2015-C30, Class C, 4.41%, 7/15/2048‡(c)	266	271
Series 2015-C31, Class C, 4.77%, 8/15/2048‡(c)	124	129
JPMDB Commercial Mortgage Securities Trust
Series 2017-C7, Class C, 4.30%, 10/15/2050‡(c)	210	224
Series 2018-C8, Class A3, 3.94%, 6/15/2051	1,200	1,298
JPMorgan Chase Commercial Mortgage Securities Trust
Series 2016-JP3, Class C, 3.59%, 8/15/2049‡(c)	276	276
Series 2016-JP4, Class C, 3.55%, 12/15/2049‡(c)	152	150
LB-UBS Commercial Mortgage Trust Series 2006-C6, Class AJ, 5.45%, 9/15/2039‡(c)	2,817	1,272
Morgan Stanley Bank of America Merrill Lynch Trust
Series 2014-C14, Class C, 5.22%, 2/15/2047‡(c)	114	120
Series 2015-C24, Class C, 4.49%, 5/15/2048‡(c)	190	197
Series 2015-C23, Class D, 4.28%, 7/15/2050‡(b)(c)	200	199
Morgan Stanley Capital I Trust Series 2015-MS1, Class B, 4.17%, 5/15/2048‡(c)	147	155

JPMorgan Unconstrained Debt Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF NOVEMBER 30, 2021 (Unaudited) (continued)

Investments	Principal Amount ($000)	Value ($000)
Series 2019-L2, Class C, 5.14%, 3/15/2052‡(c)	978	1,071
Series 2020-L4, Class C, 3.54%, 2/15/2053‡(c)	481	494
Series 2021-L5, Class XA, IO, 1.42%, 5/15/2054(c)	10,791	1,007
SLG Office Trust Series 2021-OVA, Class A, 2.59%, 7/15/2041(b)	2,892	2,968
TPGI Trust Series 2021-DGWD, Class A, 0.79%, 6/15/2026(b)(c)	1,575	1,568
Velocity Commercial Capital Loan Trust
Series 2018-2, Class A, 4.05%, 10/26/2048(b)(c)	1,383	1,422
Series 2019-1, Class A, 3.76%, 3/25/2049(b)(c)	671	691
Series 2019-3, Class A, 3.03%, 10/25/2049(b)(c)	1,407	1,431
Series 2020-1, Class AFX, 2.61%, 2/25/2050(b)(c)	1,175	1,209
Series 2021-1, Class A, 1.40%, 5/25/2051(b)(c)	4,044	3,967
Series 2021-2, Class A, 1.52%, 8/25/2051(b)(c)	1,572	1,545
Wachovia Bank Commercial Mortgage Trust Series 2005-C21, Class F, 5.28%, 10/15/2044‡(b)(c)	1,299	245
Wells Fargo Commercial Mortgage Trust
Series 2016-C37, Class A4, 3.53%, 12/15/2049	1,650	1,770
Series 2018-C46, Class A4, 4.15%, 8/15/2051	1,245	1,397
Series 2019-C49, Class C, 4.87%, 3/15/2052‡(c)	316	349

TOTAL COMMERCIAL MORTGAGE-BACKED SECURITIES (Cost $102,640)		98,951

LOAN ASSIGNMENTS — 7.6%(l)
Aerospace & Defense — 0.1%
Ultra Resources, Inc., 1st Lien Term Loan B (ICE LIBOR USD 3 Month + 3.75%), 4.25%, 11/17/2028(f)(m)	923	920

Airlines — 0.0%(h)
Delta Air Lines, Inc., 1st Lien Term Loan B (ICE LIBOR USD 3 Month + 3.75%), 4.75%, 10/20/2027(f)	314	330

Auto Components — 0.4%
Adient US LLC, Term Loan B (ICE LIBOR USD 1 Month + 3.50%), 3.59%, 4/10/2028(f)	998	994
Dexko Global Inc., Delay Draw Term Loan B-1 (3-MONTH UNFND + 0.00%), 4.25%, 10/4/2028(f)(m)	166	164
Dexko Global, Inc., 1st Lien Term Loan B (ICE LIBOR USD 3 Month + 3.75%), 4.25%, 10/4/2028(f)	1,369	1,357
Truck Hero, Inc., 1st Lien Term Loan (ICE LIBOR USD 1 Month + 3.25%), 4.00%, 1/31/2028(f)	981	972
Wheel Pros, Inc., 1st Lien Term Loan (ICE LIBOR USD 1 Month + 4.50%), 5.25%, 5/11/2028(f)	700	695

		4,182

Automobiles — 0.0%(h)
Holley, Inc., 1st Lien Term Loan B (ICE LIBOR USD 3 Month + 3.75%), 4.50%, 11/17/2028(f)(m)	450	447

Beverages — 0.1%
Triton Water Holdings, 1st Lien Term Loan B (ICE LIBOR USD 3 Month + 3.50%), 4.00%, 3/31/2028(f)	1,297	1,290

Building Products — 0.1%
Quikrete Holdings, Inc., 1st Lien Term Loan B (ICE LIBOR USD 3 Month + 2.75%), 2.75%, 2/21/2028(f)(m)	793	787

Chemicals — 0.4%
Gates Global LLC, 1st Lien Term Loan (ICE LIBOR USD 1 Month + 2.50%), 3.25%, 3/31/2027(f)	1,635	1,619
INEOS US Finance LLC, 1st Lien Term Loan B (ICE LIBOR USD 1 Month + 2.50%), 3.00%, 11/8/2028(f)(m)	1,200	1,193
INEOS US Petrochem LLC, 1st Lien Term Loan B (ICE LIBOR USD 1 Month + 2.75%), 3.25%, 1/29/2026(f)	798	795
Solenis International, L.P., 1st Lien Term Loan B (ICE LIBOR USD 3 Month + 3.75%), 4.25%, 11/9/2028(f)	1,240	1,229

		4,836

Commercial Services & Supplies — 0.4%
Allied Universal Holdco LLC, 1st Lien Term Loan B (ICE LIBOR USD 3 Month + 3.75%), 4.25%, 5/12/2028(f)	320	317

JPMorgan Unconstrained Debt Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF NOVEMBER 30, 2021 (Unaudited) (continued)

Investments	Principal Amount ($000)	Value ($000)
Garda World Security, 1st Lien Term Loan B (ICE LIBOR USD 1 Month + 4.25%), 4.35%, 10/30/2026(f)	1,000	997
Harsco Corp., Term Loan B-3 (ICE LIBOR USD 1 Month + 2.25%), 2.75%, 3/10/2028(f)	1,197	1,184
Madison IAQ LLC, 1st Lien Term Loan (ICE LIBOR USD 3 Month + 3.25%), 3.75%, 6/21/2028(f)	778	771
Nielsen Holdings plc, Term Loan B (ICE LIBOR USD 1 Month + 4.00%), 4.09%, 3/6/2028(f)	697	694
Prime Security Services Borrower LLC, 1st Lien Term Loan B (ICE LIBOR USD 1 Month + 2.75%, ICE LIBOR USD 3 Month + 2.75%), 3.50%, 9/23/2026(f)	585	581

		4,544

Construction & Engineering — 0.2%
Osmose Holdings, Inc., 1st Lien Term Loan (ICE LIBOR USD 1 Month + 3.25%), 3.75%, 6/23/2028(f)	1,200	1,189
Pike Corp., Delayed Draw Term Loan B (ICE LIBOR USD 1 Month + 3.00%), 3.10%, 1/21/2028(f)	777	771

		1,960

Containers & Packaging — 0.3%
Bway Holding Co., 1st Lien Term Loan (ICE LIBOR USD 1 Month + 3.25%), 3.35%, 4/3/2024(f)	892	873
Graham Packaging, 1st Lien Term Loan (ICE LIBOR USD 1 Month + 3.00%), 3.75%, 8/4/2027(f)	914	906
Pactiv Evergreen Group Holdings, Inc., 1st Lien Term Loan B (ICE LIBOR USD 1 Month + 3.50%, ICE LIBOR USD 3 Month + 3.50%), 4.00%, 9/24/2028(f)	1,025	1,019
Tekni-Plex, Inc., 1st Lien Term Loan (ICE LIBOR USD 3 Month + 4.00%), 4.50%, 9/15/2028(f)	304	303
Tekni-Plex, Inc., Delayed Draw Term Loan B (3-MONTH UNFND + 2.00%), 4.50%, 9/15/2028(f)(m)	17	17

		3,118

Diversified Consumer Services — 0.1%
Interior Logic Group, 1st Lien Term Loan B (ICE LIBOR USD 1 Month + 3.50%), 4.25%, 4/3/2028(f)	698	680

Diversified Financial Services — 0.1%
Sabre Holdings Corp., 1st Lien Term Loan B (ICE LIBOR USD 1 Month + 3.50%), 4.00%, 12/17/2027(f)	499	491
Trans Union LLC, Term Loan B6 (ICE LIBOR USD 3 Month + 2.25%), 2.75%, 11/17/2028(f)(m)	747	741

		1,232

Diversified Telecommunication Services — 0.1%
Cincinnati Bell Inc., 1st Lien Term Loan B2 (ICE LIBOR USD 3 Month + 3.25%), 3.75%, 11/22/2028(f)(m)	1,600	1,592

Electrical Equipment — 0.2%
Brookfield WEC Holdings, Inc., 1st Lien Term Loan (ICE LIBOR USD 1 Month + 2.75%), 3.25%, 8/1/2025(f)	993	978
Cortes NP Acquisition Corp., 1st Lien Term Loan B (ICE LIBOR USD 1 Month + 2.75%), 2.84%, 3/2/2027(f)	1,119	1,108

		2,086

Electronic Equipment, Instruments & Components — 0.1%
Ingram Micro, 1st Lien Term Loan B (ICE LIBOR USD 3 Month + 3.50%), 4.00%, 6/30/2028(f)	998	995
Mirion Technologies, Inc., 1st Lien Term Loan (ICE LIBOR USD 2 Month + 2.75%), 1.63%, 10/20/2028(f)(m)	680	675

		1,670

Entertainment — 0.1%
WMG Acquisition Corp., 1st Lien Term Loan G (ICE LIBOR USD 1 Month + 2.13%), 2.22%, 1/20/2028(f)	900	890

Food Products — 0.0%(h)
B&G Foods, Inc., 1st Lien Term Loan B (ICE LIBOR USD 1 Month + 2.50%), 2.59%, 10/10/2026(f)	400	399

Health Care Equipment & Supplies — 0.4%
Chamberlain Group, 1st Lien Term Loan B (ICE LIBOR USD 1 Month + 3.50%), 4.00%, 11/3/2028(f)(m)	1,588	1,577
Insulet, 1st Lien Term Loan B (ICE LIBOR USD 1 Month + 3.25%), 3.75%, 5/4/2028(f)	1,272	1,269

JPMorgan Unconstrained Debt Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF NOVEMBER 30, 2021 (Unaudited) (continued)

Investments	Principal Amount ($000)	Value ($000)
Medline, 1st Lien Term Loan B (ICE LIBOR USD 1 Month + 3.25%), 3.75%, 10/23/2028(f)(m)	1,300	1,295

		4,141

Health Care Providers & Services — 0.3%
CVS Holdings I LP, 1st Lien Term Loan (ICE LIBOR USD 1 Month + 4.25%), 4.34%, 8/31/2026(f)	958	952
ICON Luxembourg SARL, 1st Lien Term Loan B (Luxembourg) (ICE LIBOR USD 3 Month + 2.50%), 3.00%, 7/3/2028(f)	639	636
ICON Luxembourg SARL, 1st Lien Term Loan B (Ireland) (ICE LIBOR USD 3 Month + 2.50%), 3.00%, 7/3/2028(f)	159	159
PCI Pharma Services, Inc., 1st Lien Term Loan (ICE LIBOR USD 3 Month + 3.50%), 4.25%, 11/30/2027(f)(m)	660	658
Pearl Intermediate Parent LLC, 1st Lien Term Loan B-3 (ICE LIBOR USD 1 Month + 3.50%), 4.25%, 2/14/2025(f)	995	992
WIRB-Copernicus Group, Inc., 1st Lien Term Loan B (ICE LIBOR USD 2 Month + 4.00%), 5.00%, 1/8/2027(f)	594	594

		3,991

Hotels, Restaurants & Leisure — 0.6%
Caesars Resort Collection LLC, 1st Lien Term Loan B (ICE LIBOR USD 1 Month + 2.75%), 2.84%, 12/23/2024(f)	1,892	1,870
IRB Holding Corp., 1st Lien Term Loan B (ICE LIBOR USD 3 Month + 3.25%), 4.25%, 12/15/2027(f)	993	988
Scientific Games International, Inc., 1st Lien Term Loan B-5 (ICE LIBOR USD 1 Month + 2.75%), 2.84%, 8/14/2024(f)	1,494	1,481
UFC Holdings LLC, 1st Lien Term Loan B-3 (ICE LIBOR USD 3 Month + 2.75%), 3.50%, 4/29/2026(f)	1,167	1,149
Whataburger, 1st Lien Term Loan B (ICE LIBOR USD 1 Month + 3.25%), 3.75%, 8/3/2028(f)	1,200	1,192

		6,680

Household Durables — 0.1%
Cabinetworks, 1st Lien Term Loan B (ICE LIBOR USD 3 Month + 4.25%), 4.75%, 5/17/2028(f)	798	787
Traeger Grills, 1st Lien Term Loan (ICE LIBOR USD 3 Month + 3.25%), 4.00%, 6/29/2028(f)	863	856

		1,643

Household Products — 0.0%(h)
Reynolds Consumer Products, Inc., 1st Lien Term Loan (ICE LIBOR USD 1 Month + 1.75%), 1.84%, 2/4/2027(f)	425	422

Internet & Direct Marketing Retail — 0.1%
GoodRx, Inc., 1st Lien Term Loan (ICE LIBOR USD 1 Month + 2.75%), 2.84%, 10/10/2025(f)	1,464	1,453
Shutterfly, Inc., 1st Lien Term Loan B (ICE LIBOR USD 3 Month + 5.00%), 5.75%, 9/25/2026(f)(m)	300	290

		1,743

IT Services — 0.2%
Ancestry.com, 1st Lien Term Loan B (ICE LIBOR USD 1 Month + 3.25%), 3.75%, 12/6/2027(f)	1,390	1,375
MH Sub I LLC, 1st Lien Term Loan (ICE LIBOR USD 1 Month + 3.75%), 4.75%, 1/1/2028(f)(m)	913	909
Zayo Group LLC, 1st Lien Term Loan B (ICE LIBOR USD 1 Month + 3.00%), 3.09%, 3/9/2027(f)	358	350

		2,634

Leisure Products — 0.1%
Hercules Achievement, Inc., 1st Lien Term Loan (ICE LIBOR USD 1 Month + 3.50%), 4.50%, 12/16/2024(f)	804	789

Life Sciences Tools & Services — 0.3%
Albany Molecular Research, Inc., 1st Lien Term Loan (ICE LIBOR USD 3 Month + 3.75%), 4.50%, 8/30/2026(f)	693	691
Avantor Funding, Inc., 1st Lien Term Loan B (ICE LIBOR USD 1 Month + 2.25%), 2.75%, 11/8/2027(f)	1,787	1,776
PAREXEL International Corp., 1st Lien Term Loan (ICE LIBOR USD 1 Month + 3.50%), 4.00%, 11/15/2028(f)(m)	1,500	1,493

		3,960

Machinery — 0.2%
Alliance Laundry Systems LLC, 1st Lien Term Loan B (ICE LIBOR USD 3 Month + 3.50%), 4.25%, 10/8/2027(f)	1,248	1,246

JPMorgan Unconstrained Debt Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF NOVEMBER 30, 2021 (Unaudited) (continued)

Investments	Principal Amount ($000)	Value ($000)
Sundyne, 1st Lien Term Loan B (ICE LIBOR USD 1 Month + 4.25%), 5.25%, 3/17/2027(f)	688	685

		1,931

Media — 0.2%
Clear Channel Outdoor Holdings, Inc., 1st Lien Term Loan B (ICE LIBOR USD 2 Month + 3.50%, ICE LIBOR USD 3 Month + 3.50%), 3.63%, 8/21/2026(f)	99	97
Directv Financing LLC, 1st Lien Term Loan (ICE LIBOR USD 3 Month + 5.00%), 5.75%, 8/2/2027(f)	800	798
Gray Television, Inc., 1st Lien Term Loan D (ICE LIBOR USD 3 Month + 3.00%), 3.00%, 10/27/2028(f)(m)	1,091	1,084

		1,979

Oil, Gas & Consumable Fuels — 0.1%
Buckeye Partners LP, 1st Lien Term Loan B1 (ICE LIBOR USD 1 Month + 2.25%), 2.35%, 11/1/2026(f)	1,091	1,085

Paper & Forest Products — 0.1%
Asplundh Tree Expert LLC, 1st Lien Term Loan B (ICE LIBOR USD 1 Month + 1.75%), 1.84%, 9/7/2027(f)	827	820

Personal Products — 0.2%
Conair Holdings LLC, 1st Lien Term Loan B (ICE LIBOR USD 3 Month + 3.75%), 4.25%, 5/17/2028(f)	1,000	997
Nestle Skin Health, Term Loan B (Luxembourg) (ICE LIBOR USD 3 Month + 3.75%), 4.50%, 10/1/2026(f)	1,221	1,216

		2,213

Pharmaceuticals — 0.1%
Jazz Pharmaceuticals plc, 1st Lien Term Loan B (ICE LIBOR USD 1 Month + 3.50%), 4.00%, 5/5/2028(f)	698	696

Professional Services — 0.0%(h)
Dun & Bradstreet Corp. (The), 1st Lien Term Loan B (ICE LIBOR USD 1 Month + 3.25%), 3.34%, 2/6/2026(f)	99	98

Road & Rail — 0.3%
First Student Bidco, Inc., 1st Lien Term Loan B (ICE LIBOR USD 3 Month + 3.00%), 3.50%, 7/21/2028(f)	1,096	1,084
First Student Bidco, Inc., 1st Lien Term Loan C (ICE LIBOR USD 3 Month + 3.00%), 3.50%, 7/21/2028(f)	404	400
Genesee & Wyoming, Inc., 1st Lien Term Loan (ICE LIBOR USD 3 Month + 2.00%), 2.13%, 12/30/2026(f)	827	819
Hertz Corp. (The), 1st Lien Term Loan B (ICE LIBOR USD 1 Month + 3.25%), 3.75%, 6/30/2028(f)	839	837
Hertz Corp. (The), 1st Lien Term Loan C (ICE LIBOR USD 1 Month + 3.25%), 3.75%, 6/30/2028(f)	159	158

		3,298

Semiconductors & Semiconductor Equipment — 0.3%
Brooks Automation, 1st Lien Term Loan B
(ICE LIBOR USD 3 Month + 3.75%), 4.25%, 11/17/2028(f)(m)	1,565	1,554
(ICE LIBOR USD 3 Month + 6.25%), 6.75%, 11/16/2029(f)(m)	150	150
Synaptics, Inc., 1st Lien Term Loan B (ICE LIBOR USD 3 Month + 2.25%), 2.75%, 10/20/2028(f)(m)	1,633	1,625

		3,329

Software — 0.6%
Ascend Learning LLC, Term Loan B
(ICE LIBOR USD 1 Month + 3.00%), 4.00%, 7/12/2024(f)	346	343
(ICE LIBOR USD 1 Month + 3.75%), 4.75%, 7/12/2024(f)	1,119	1,119
Camelot Finance LP, 1st Lien Term Loan B (ICE LIBOR USD 1 Month + 3.00%), 4.00%, 10/30/2026(f)	1,197	1,195
Greeneden U.S. Holdings I LLC, 1st Lien Term Loan B (ICE LIBOR USD 1 Month + 4.00%), 4.75%, 12/1/2027(f)	1,548	1,543
Proofpoint, Inc., 1st Lien Term Loan B (ICE LIBOR USD 3 Month + 3.25%), 3.75%, 8/31/2028(f)	800	792
SS&C Technologies Holdings, Inc., 1st Lien Term Loan B-3 (ICE LIBOR USD 1 Month + 1.75%), 1.84%, 4/16/2025(f)	343	338
SS&C Technologies Holdings, Inc., 1st Lien Term Loan B-4 (ICE LIBOR USD 1 Month + 1.75%), 1.84%, 4/16/2025(f)	278	274

JPMorgan Unconstrained Debt Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF NOVEMBER 30, 2021 (Unaudited) (continued)

Investments	Principal Amount ($000)	Value ($000)
ThoughtWorks, Inc., 1st Lien Term Loan (ICE LIBOR USD 1 Month + 3.00%), 3.50%, 3/24/2028(f)	715	711
Ultimate Software Group, 1st Lien Term Loan (ICE LIBOR USD 3 Month + 3.25%), 3.75%, 5/4/2026(f)(m)	400	398
Ultimate Software Group, Inc. (The), 1st Lien Term Loan (ICE LIBOR USD 3 Month + 3.25%), 4.00%, 5/4/2026(f)	1,119	1,112

		7,825

Specialty Retail — 0.6%
AppleCaramel Buyer LLC, 1st Lien Term Loan B (ICE LIBOR USD 1 Month + 4.00%), 4.50%, 10/19/2027(f)	792	788
Claire’s Stores, Inc., 1st Lien Term Loan B (ICE LIBOR USD 1 Month + 6.50%), 6.59%, 12/18/2026(f)(n)	1,763	1,743
Leslie’s Poolmart, Inc., 1st Lien Term Loan B (ICE LIBOR USD 3 Month + 2.50%), 3.00%, 3/9/2028(f)	1,145	1,138
Park River Holdings, Inc., 1st Lien Term Loan B (ICE LIBOR USD 3 Month + 3.25%), 4.00%, 12/28/2027(f)	1,209	1,198
Petco Health and Wellness Co., Inc., Term Loan B (ICE LIBOR USD 3 Month + 3.25%), 4.00%, 3/3/2028(f)	896	890
Pure Fishing, Inc., 1st Lien Term Loan (ICE LIBOR USD 1 Month + 4.50%), 4.59%, 12/22/2025(f)	792	766
Serta Simmons Bedding LLC, 1st Lien Term Loan (ICE LIBOR USD 1 Month + 7.50%), 8.50%, 8/10/2023(f)	746	696

		7,219

Wireless Telecommunication Services — 0.1%
CCI Buyer, Inc., 1st Lien Term Loan B (ICE LIBOR USD 3 Month + 3.75%), 4.50%, 12/17/2027(f)	1,047	1,043

TOTAL LOAN ASSIGNMENTS (Cost $88,804)		88,502

COLLATERALIZED MORTGAGE OBLIGATIONS — 7.4%
Alternative Loan Trust
Series 2006-J3, Class 4A1, 5.75%, 5/25/2026	12	12
Series 2004-24CB, Class 1A1, 6.00%, 11/25/2034	125	132
Series 2004-28CB, Class 2A4, 5.75%, 1/25/2035	201	204
Series 2004-28CB, Class 3A1, 6.00%, 1/25/2035	433	443
Series 2005-21CB, Class A17, 6.00%, 6/25/2035	884	855
American Home Mortgage Assets Trust Series 2006-6, Class A1A, 0.28%, 12/25/2046(c)	1,091	942
Angel Oak Mortgage Trust
Series 2019-5, Class A1, 2.59%, 10/25/2049(b)(c)	2,785	2,781
Series 2020-1, Class A1, 2.47%, 12/25/2059(b)(c)	463	464
Series 2021-3, Class A1, 1.07%, 5/25/2066(b)(c)	4,851	4,810
Series 2021-3, Class A2, 1.31%, 5/25/2066(b)(c)	3,639	3,611
Angel Oak Mortgage Trust I LLC Series 2019-2, Class A1, 3.63%, 3/25/2049(b)(c)	337	339
Banc of America Alternative Loan Trust Series 2006-2, Class 7A1, 6.00%, 3/25/2021	34	33
Banc of America Funding Trust Series 2006-A, Class 1A1, 2.60%, 2/20/2036(c)	218	219
Banc of America Mortgage Trust Series 2004-A, Class 2A2, 2.54%, 2/25/2034(c)	118	120
CHL GMSR Issuer Trust Series 2018-GT1, Class A, 2.84%, 5/25/2023(b)(c)	1,670	1,671
Citigroup Mortgage Loan Trust, Inc. Series 2005-9, Class 2A2, 5.50%, 11/25/2035	1	1
COLT Mortgage Loan Trust Series 2020-1, Class A1, 2.49%, 2/25/2050(b)(c)	442	442
COLT Trust Series 2021-RPL1, Class A1, 1.67%, 9/25/2061(b)(c)	2,111	2,109
Connecticut Avenue Securities Trust Series 2019-R07, Class 1M2, 2.19%, 10/25/2039‡(b)(c)	330	331
CSMC Mortgage-Backed Trust Series 2007-2, Class 3A13, 5.50%, 3/25/2037	278	203
Deephaven Residential Mortgage Trust
Series 2020-1, Class A1, 2.34%, 1/25/2060(b)(c)	1,619	1,621
Series 2020-1, Class A3, 2.65%, 1/25/2060(b)(c)	502	502
FHLMC STACR Trust Series 2018-HQA2, Class M2, 2.39%, 10/25/2048(b)(c)	550	555
FHLMC, REMIC
Series 4043, Class PI, IO, 2.50%, 5/15/2027	2,455	114
Series 4086, Class AI, IO, 3.50%, 7/15/2027	971	56
Series 4120, Class UI, IO, 3.00%, 10/15/2027	838	36

JPMorgan Unconstrained Debt Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF NOVEMBER 30, 2021 (Unaudited) (continued)

Investments	Principal Amount ($000)	Value ($000)
Series 4216, Class MI, IO, 3.00%, 6/15/2028	419	26
Series 4178, Class BI, IO, 3.00%, 3/15/2033	916	81
Series 2936, Class AS, IF, IO, 6.01%, 2/15/2035(c)	224	31
Series 4119, Class LI, IO, 3.50%, 6/15/2039	337	1
Series 4018, Class HI, IO, 4.50%, 3/15/2041	1,864	149
Series 4073, Class IQ, IO, 4.00%, 7/15/2042	730	106
Series 4173, Class I, IO, 4.00%, 3/15/2043	2,708	466
Series 4305, Class SK, IF, IO, 6.51%, 2/15/2044(c)	1,047	200
Series 4612, Class QI, IO, 3.50%, 5/15/2044	4,057	400
Series 4372, Class SY, IF, IO, 6.01%, 8/15/2044(c)	3,638	591
Series 4687, Class SG, IF, IO, 6.06%, 1/15/2047(c)	3,473	660
Series 4654, Class SK, IF, IO, 5.91%, 2/15/2047(c)	5,239	1,217
Series 4681, Class SD, IF, IO, 6.06%, 5/15/2047(c)	7,752	1,722
Series 4707, Class SA, IF, IO, 6.06%, 8/15/2047(c)	5,789	1,426
Series 4983, Class SY, IF, IO, 6.01%, 5/25/2050(c)	8,445	1,676
Series 5023, Class MI, IO, 3.00%, 10/25/2050	4,919	830
FNMA, Connecticut Avenue Securities
Series 2015-C03, Class 2M2, 5.09%, 7/25/2025(c)	72	73
Series 2018-C06, Class 1M2, 2.09%, 3/25/2031(c)	745	750
Series 2018-C06, Class 2M2, 2.19%, 3/25/2031(c)	249	250
FNMA, REMIC
Series 2012-109, Class WI, IO, 2.50%, 10/25/2027	1,095	48
Series 2012-145, Class EI, IO, 3.00%, 1/25/2028	1,910	116
Series 2012-149, Class MI, IO, 3.00%, 1/25/2028	1,179	59
Series 2012-120, Class DI, IO, 3.00%, 3/25/2031	178	6
Series 2003-130, Class NS, IF, IO, 6.91%, 1/25/2034(c)	543	91
Series 2005-67, Class SI, IF, IO, 6.61%, 8/25/2035(c)	371	44
Series 2005-69, Class AS, IF, IO, 6.61%, 8/25/2035(c)	110	22
Series 2006-24, Class QS, IF, IO, 7.11%, 4/25/2036(c)	371	59
Series 2012-148, Class JI, IO, 3.50%, 12/25/2039	168	1
Series 2010-102, Class IP, IO, 5.00%, 12/25/2039	29	— (k)
Series 2012-118, Class DI, IO, 3.50%, 1/25/2040	360	2
Series 2013-5, Class BI, IO, 3.50%, 3/25/2040	1,017	34
Series 2010-68, Class SJ, IF, IO, 6.46%, 7/25/2040(c)	349	64
Series 2016-30, Class SA, IF, IO, 5.91%, 5/25/2046(c)	4,596	911
Series 2016-39, Class LS, IF, IO, 5.91%, 7/25/2046(c)	3,224	712
Series 2016-74, Class GS, IF, IO, 5.91%, 10/25/2046(c)	1,484	349
Series 2016-75, Class SC, IF, IO, 6.01%, 10/25/2046(c)	3,309	589
Series 2017-6, Class SB, IF, IO, 5.96%, 2/25/2047(c)	1,997	371
Series 2017-47, Class ST, IF, IO, 6.01%, 6/25/2047(c)	5,238	1,101
Series 2019-42, Class SK, IF, IO, 5.96%, 8/25/2049(c)	1,137	198
FWD Securitization Trust Series 2020-INV1, Class A1, 2.24%, 1/25/2050(b)(c)	1,073	1,082
GCAT Trust
Series 2020-NQM1, Class A1, 2.25%, 1/25/2060(b)(i)	968	970
Series 2021-NQM2, Class A1, 1.04%, 5/25/2066(b)(c)	3,973	3,951
Series 2021-NQM4, Class A1, 1.09%, 8/25/2066(b)(c)	2,659	2,633
GNMA
Series 2014-36, Class WY, 2.00%, 3/16/2044	810	809
Series 2014-181, Class SL, IF, IO, 5.51%, 12/20/2044(c)	2,188	406
Series 2015-110, Class MS, IF, IO, 5.62%, 8/20/2045(c)	750	115
Series 2017-134, Class SD, IF, IO, 6.11%, 9/20/2047(c)	2,004	365
Series 2019-115, Class SD, IF, IO, 6.01%, 9/20/2049(c)	750	103
Series 2021-9, Class MI, IO, 2.50%, 1/20/2051	18,496	2,150
Series 2021-78, Class IB, IO, 3.00%, 5/20/2051	6,491	758
Series 2021-107, Class XI, IO, 3.00%, 6/20/2051	6,758	807
Series 2021-117, Class ES, IF, IO, 6.21%, 7/20/2051(c)	7,530	1,453
Series 2015-H13, Class GI, IO, 1.58%, 4/20/2065(c)	1,766	64
GSR Mortgage Loan Trust Series 2004-15F, Class 1A2, 5.50%, 12/25/2034	529	538
IndyMac INDX Mortgage Loan Trust Series 2005-AR10, Class A1, 0.61%, 6/25/2035(c)	712	643
JPMorgan Mortgage Trust Series 2006-S2, Class 1A19, 6.00%, 7/25/2036	337	244

JPMorgan Unconstrained Debt Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF NOVEMBER 30, 2021 (Unaudited) (continued)

Investments		Principal Amount ($000)	Value ($000)
Lehman Mortgage Trust Series 2005-2, Class 2A5, 5.50%, 12/25/2035		289	232
MASTR Alternative Loan Trust Series 2004-12, Class 3A1, 6.00%, 12/25/2034		1,124	1,174
Morgan Stanley Mortgage Loan Trust
Series 2004-4, Class 2A, 6.37%, 9/25/2034(c)		247	271
Series 2004-9, Class 1A, 5.38%, 11/25/2034(c)		92	99
New Residential Mortgage Loan Trust
Series 2019-NQM5, Class A1, 2.71%, 11/25/2059(b)(c)		2,563	2,581
Series 2020-NQM1, Class A1, 2.46%, 1/26/2060(b)(c)		1,069	1,074
OBX Trust
Series 2019-EXP3, Class 2A1A, 0.99%, 10/25/2059(b)(c)		505	507
Series 2020-EXP1, Class 2A1, 0.84%, 2/25/2060(b)(c)		181	180
PRET LLC Series 2021-RN4, Class A2, 5.19%, 11/25/2061(b)(c)		2,500	2,497
PRPM LLC
Series 2021-6, Class A1, 1.79%, 7/25/2026(b)(i)		3,003	2,983
Series 2021-6, Class A2, 3.47%, 7/25/2026(b)(i)		275	272
Series 2021-7, Class A1, 1.87%, 8/25/2026(b)(i)		2,919	2,894
Series 2021-7, Class A2, 3.67%, 8/25/2026(b)(i)		738	729
Series 2021-11, Class A2, 4.58%, 11/25/2026(b)(c)		2,400	2,398
Series 2021-RPL2, Class A1, 1.46%, 10/25/2051(b)(c)		1,458	1,454
RALI Trust Series 2006-QS4, Class A2, 6.00%, 4/25/2036		29	29
Residential Asset Securitization Trust Series 2005-A8CB, Class A11, 6.00%, 7/25/2035		247	207
SART
Series 2017-1, 4.75%, 7/15/2024		1,228	1,228
Sequoia Mortgage Trust
Series 2003-8, Class A1, 0.73%, 1/20/2034(c)		314	320
Starwood Mortgage Residential Trust
Series 2019-INV1, Class A1, 2.61%, 9/27/2049(b)(c)		345	348
Series 2020-1, Class A1, 2.27%, 2/25/2050(b)(c)		499	501
TDA CAM 4 FTA (Spain) Series 4, Class A, 0.00%, 6/26/2039(a)(c)	EUR	444	502
Verus Securitization Trust
Series 2019-4, Class A1, 2.64%, 11/25/2059(b)(i)		1,267	1,283
Series 2019-INV3, Class A1, 2.69%, 11/25/2059(b)(c)		2,592	2,626
Series 2020-1, Class A1, 2.42%, 1/25/2060(b)(i)		351	352
Series 2021-6, Class A1, 1.63%, 10/25/2066(b)(c)		3,348	3,346
WaMu Mortgage Pass-Through Certificates Trust Series 2003-S3, Class 3A2, 5.50%, 5/25/2033		107	109
ZH Trust
Series 2021-1, Class A, 2.25%, 2/18/2027(b)		1,059	1,047
Series 2021-1, Class B, 3.26%, 2/18/2027‡(b)		695	669

TOTAL COLLATERALIZED MORTGAGE OBLIGATIONS (Cost $87,209)			87,041

FOREIGN GOVERNMENT SECURITIES — 7.4%
Arab Republic of Egypt (Egypt)
5.75%, 5/29/2024(b)		820	827
7.50%, 1/31/2027(a)		430	432
5.88%, 2/16/2031(b)		771	654
7.63%, 5/29/2032(b)		1,000	901
7.30%, 9/30/2033(b)		470	414
8.70%, 3/1/2049(a)		830	709
Commonwealth of Australia (Australia) 5.50%, 4/21/2023(a)	AUD	11,923	9,108
Dominican Republic Government Bond (Dominican Republic)
6.88%, 1/29/2026(a)		900	1,022
4.88%, 9/23/2032(b)		1,070	1,061
5.30%, 1/21/2041(b)		540	517
Federal Democratic Republic of Ethiopia (Ethiopia) 6.63%, 12/11/2024(a)		1,970	1,281
Federal Republic of Nigeria (Nigeria)
6.50%, 11/28/2027(a)		1,500	1,460
7.88%, 2/16/2032(a)		960	913
7.38%, 9/28/2033(b)		527	480
7.63%, 11/28/2047(a)		1,090	935
Hashemite Kingdom of Jordan (Jordan)
5.85%, 7/7/2030(b)		1,330	1,303
7.38%, 10/10/2047(a)		710	685
Hungary Government Bond (Hungary)
2.13%, 9/22/2031(b)		367	354
3.13%, 9/21/2051(b)		1,789	1,695
Italian Republic Government Bond (Italy) 0.88%, 5/6/2024		1,888	1,870
Jamaica Government Bond (Jamaica) 8.00%, 3/15/2039		870	1,200
Kingdom of Bahrain (Bahrain) 5.45%, 9/16/2032(b)		1,265	1,195

JPMorgan Unconstrained Debt Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF NOVEMBER 30, 2021 (Unaudited) (continued)

Investments		Principal Amount ($000)	Value ($000)
Kingdom of Morocco (Morocco) 1.50%, 11/27/2031(b)	EUR	1,240	1,256
Lebanese Republic (Lebanon) 6.38%, 3/9/2020(j)		1,280	146
Malaysia Government Bond (Malaysia) 3.83%, 7/5/2034	MYR	7,420	1,751
Mex Bonos Desarr Fix Rt (Mexico)
Series M 20, 8.50%, 5/31/2029	MXN	43,500	2,149
7.75%, 5/29/2031	MXN	60,240	2,841
People’s Republic of China (China) 3.02%, 5/27/2031	CNY	33,000	5,242
Republic of Angola (Angola) 8.00%, 11/26/2029(a)		530	487
Republic of Colombia (Colombia)
3.13%, 4/15/2031		1,000	895
5.20%, 5/15/2049		645	601
Republic of Cote d’Ivoire (Ivory Coast)
6.38%, 3/3/2028(a)		1,190	1,277
6.88%, 10/17/2040(b)	EUR	1,880	2,166
Republic of Ghana (Ghana)
7.63%, 5/16/2029(a)		980	794
8.13%, 3/26/2032(a)		520	411
Republic of Indonesia (Indonesia)
6.50%, 6/15/2025	IDR	33,421,000	2,461
7.00%, 9/15/2030	IDR	9,776,000	711
6.38%, 4/15/2032	IDR	40,333,000	2,859
7.50%, 4/15/2040	IDR	23,244,000	1,715
Republic of Iraq (Iraq) 5.80%, 1/15/2028(a)		1,519	1,389
Republic of Kenya (Kenya)
6.88%, 6/24/2024(a)		1,370	1,441
6.30%, 1/23/2034(b)		2,002	1,887
8.25%, 2/28/2048(a)		480	471
Republic of North Macedonia (Macedonia, the Former Yugoslav Republic of) 2.75%, 1/18/2025(a)	EUR	1,110	1,287
Republic of Paraguay (Paraguay)
5.00%, 4/15/2026(a)		620	681
4.95%, 4/28/2031(b)		430	473
5.60%, 3/13/2048(a)		820	913
5.40%, 3/30/2050(b)		470	516
Republic of Senegal (Senegal) 6.25%, 5/23/2033(a)		1,680	1,697
Republic of Serbia (Serbia)
1.50%, 6/26/2029(b)	EUR	1,600	1,711
2.13%, 12/1/2030(b)		1,010	920
1.65%, 3/3/2033(b)	EUR	632	636
Republic of South Africa (South Africa)
Series R213, 7.00%, 2/28/2031	ZAR	45,350	2,338
8.88%, 2/28/2035	ZAR	12,342	679
6.25%, 3/8/2041		379	384
5.00%, 10/12/2046		2,260	1,949
5.75%, 9/30/2049		390	362
Romania Government Bond (Romania)
2.88%, 10/28/2024(a)	EUR	770	930
4.63%, 4/3/2049(b)	EUR	997	1,264
Ukraine Government Bond (Ukraine)
7.75%, 9/1/2024(a)		1,880	1,880
7.38%, 9/25/2032(a)		1,050	989
United Arab Emirates Government Bond (United Arab Emirates)
2.88%, 10/19/2041(b)		715	713
4.00%, 7/28/2050(b)		1,180	1,061
3.25%, 10/19/2061(b)		1,008	1,042
United Mexican States (Mexico)
3.77%, 5/24/2061		1,128	1,016
3.75%, 4/19/2071		1,815	1,592

TOTAL FOREIGN GOVERNMENT SECURITIES (Cost $93,174)			86,999

CONVERTIBLE BONDS — 4.2%
Airlines — 0.1%
JetBlue Airways Corp. 0.50%, 4/1/2026(b)		692	651
Southwest Airlines Co. 1.25%, 5/1/2025		815	1,095

			1,746

Automobiles — 0.1%
Ford Motor Co. Zero Coupon, 3/15/2026(b)		995	1,290

Electronic Equipment, Instruments & Components — 0.2%
II-VI, Inc. 0.25%, 9/1/2022		1,020	1,398
Itron, Inc. Zero Coupon, 3/15/2026(b)		939	811

			2,209

Entertainment — 0.1%
Zynga, Inc. Zero Coupon, 12/15/2026(b)		1,480	1,349

Equity Real Estate Investment Trusts (REITs) — 0.2%
Kite Realty Group LP 0.75%, 4/1/2027(b)		688	687
Pebblebrook Hotel Trust 1.75%, 12/15/2026		965	1,022
Summit Hotel Properties, Inc. 1.50%, 2/15/2026		351	352

			2,061

Health Care Equipment & Supplies — 0.1%
Integra LifeSciences Holdings Corp. 0.50%, 8/15/2025		970	1,025

Health Care Providers & Services — 0.0%(h)
PetIQ, Inc. 4.00%, 6/1/2026		170	186

Hotels, Restaurants & Leisure — 0.4%
Airbnb, Inc. Zero Coupon, 3/15/2026(b)		1,630	1,614
Cheesecake Factory, Inc. (The) 0.38%, 6/15/2026		1,223	1,084
Huazhu Group Ltd. (China) 0.38%, 11/1/2022		760	788
Vail Resorts, Inc. Zero Coupon, 1/1/2026(b)		686	730

			4,216

Interactive Media & Services — 0.3%
Eventbrite, Inc. 0.75%, 9/15/2026(b)		670	600

JPMorgan Unconstrained Debt Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF NOVEMBER 30, 2021 (Unaudited) (continued)

Investments		Principal Amount ($000)	Value ($000)
Snap, Inc. 0.75%, 8/1/2026		295	643
Zero Coupon, 5/1/2027(b)		479	462
TripAdvisor, Inc. 0.25%, 4/1/2026(b)		1,224	1,042
Twitter, Inc.
Zero Coupon, 3/15/2026(b)		900	800

			3,547

IT Services — 0.3%
BigCommerce Holdings, Inc. 0.25%, 10/1/2026(b)		1,123	1,106
GDS Holdings Ltd. (China) 2.00%, 6/1/2025		1,010	1,319
Square, Inc.
Zero Coupon, 5/1/2026		597	649
0.25%, 11/1/2027		300	334

			3,408

Leisure Products — 0.1%
Callaway Golf Co. 2.75%, 5/1/2026		455	780

Machinery — 0.2%
Fortive Corp. 0.88%, 2/15/2022		1,230	1,231
Greenbrier Cos., Inc. (The) 2.88%, 4/15/2028(b)		1,510	1,559

			2,790

Media — 0.1%
DISH Network Corp.
Zero Coupon, 12/15/2025(b)		773	744

Metals & Mining — 0.1%
Allegheny Technologies, Inc. 3.50%, 6/15/2025		1,155	1,407

Road & Rail — 0.1%
Lyft, Inc. 1.50%, 5/15/2025		975	1,246

Semiconductors & Semiconductor Equipment — 0.6%
ams AG (Austria) 2.13%, 11/3/2027(a) EUR		600	666
Microchip Technology, Inc. 1.63%, 2/15/2027		810	1,932
ON Semiconductor Corp. Zero Coupon, 5/1/2027(b)		2,110	2,890
Silicon Laboratories, Inc. 0.63%, 6/15/2025		1,186	1,986

			7,474

Software — 1.2%
Alarm.com Holdings, Inc.
Zero Coupon, 1/15/2026(b)		1,465	1,304
Bentley Systems, Inc. 0.13%, 1/15/2026(b)		505	515
Box, Inc.
Zero Coupon, 1/15/2026(b)		797	897
Dropbox, Inc.
Zero Coupon, 3/1/2028(b)		2,198	2,148
Envestnet, Inc.
1.75%, 6/1/2023		995	1,228
0.75%, 8/15/2025(b)		210	207
Everbridge, Inc.
Zero Coupon, 3/15/2026(b)		1,344	1,277
Mandiant, Inc. 0.88%, 6/1/2024		650	672
Nice Ltd. (Israel)
Zero Coupon, 9/15/2025		1,744	2,085
Palo Alto Networks, Inc. 0.38%, 6/1/2025		1,250	2,327

			12,660

Specialty Retail — 0.0%(h)
Guess?, Inc. 2.00%, 4/15/2024		395	451

TOTAL CONVERTIBLE BONDS (Cost $45,982)			48,589

MORTGAGE-BACKED SECURITIES -1.9%
FHLMC Gold Pools, 30 Year Pool # G61785, 3.50%, 1/1/2048		4,776	5,062
FNMA UMBS, 15 Year Pool # MA4261, 2.00%, 2/1/2036		6,111	6,271
FNMA UMBS, 30 Year Pool # BM5275, 3.50%, 11/1/2047		1,623	1,715
Pool # BM5219, 3.50%, 3/1/2048		941	994
Pool # MA4437, 2.00%, 10/1/2051		1,588	1,590
FNMA, Other Pool # BF0263, 3.50%, 5/1/2058		1,387	1,510
GNMA II, 30 Year Pool # MA7650, 3.00%, 10/20/2051		5,326	5,544

TOTAL MORTGAGE-BACKED SECURITIES (Cost $22,403)			22,686

SUPRANATIONAL — 0.4%
Africa Finance Corp. (Supranational) 3.75%, 10/30/2029(a)		1,130	1,161
European Union (Supranational) 0.10%, 10/4/2040(a)	EUR	2,990	3,265

TOTAL SUPRANATIONAL (Cost $4,562)			4,426

JPMorgan Unconstrained Debt Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF NOVEMBER 30, 2021 (Unaudited) (continued)

Investments	Shares (000)	Value ($000)
CONVERTIBLE PREFERRED STOCKS — 0.2%
Specialty Retail — 0.2%
Claire’s Stores, Inc. *‡(Cost $266)	1	1,869

COMMON STOCKS — 0.1%
Communications Equipment — 0.0%(h)
Goodman Networks, Inc.*‡	6	— (k)

Media — 0.0%(h)
iHeartMedia, Inc., Class A*	13	248

Professional Services — 0.0%(h)
NMG, Inc.*	— (k)	35

Specialty Retail — 0.1%
Claire’s Stores, Inc.*‡	1	342

TOTAL COMMON STOCKS (Cost $1,104)		625

PREFERRED STOCKS — 0.0%(h)
Banks — 0.0%(h)
Wells Fargo & Co.
Series Z, 4.75%, 3/15/2025 ($25 par value)(o)	5	137

Communications Equipment — 0.0%(h)
Goodman Networks, Inc. *‡	7	— (k)

Internet & Direct Marketing Retail — 0.0%(h)
MYT Holding LLC
Series A, 10.00%, 6/6/2029‡	298	318

TOTAL PREFERRED STOCKS (Cost $435)		455

	No. of Warrants (000)
WARRANTS — 0.0%(h)
Media — 0.0%(h)
Nmg Research Ltd. expiring 9/24/2027, price 1.00 USD (United Kingdom)*‡ (Cost $—)	14	278

	Principle Amount ($000)
OPTIONS PURCHASED — 0.0%(h)
CALL OPTIONS PURCHASED — 0.0%(h)
Foreign Exchange Currency Options — 0.0%(h)
Foreign Exchange USD/MXN 12/2/2021 at USD 21.50, European Style Notional Amount: USD 22,342 Counterparty: Goldman Sachs International* (Cost $217)	22,342	108

	No. of Rights (000)
RIGHTS — 0.0%(h)
Independent Power and Renewable Electricity Producers — 0.0%(h)
Vistra Corp., expiring 12/31/2049*‡ (Cost $—)	42	58

	Shares (000)
SHORT-TERM INVESTMENTS — 4.6%
INVESTMENT COMPANIES — 4.6%
JPMorgan Prime Money Market Fund Class Institutional Shares, 0.05%(p)(q) (Cost $53,445)	53,446	53,468

Total Investments — 100.5% (Cost $1,180,906)		1,174,548
Liabilities in Excess of Other Assets — (0.5)%		(5,744)

Net Assets — 100.0%		1,168,804

Percentages indicated are based on net assets.

JPMorgan Unconstrained Debt Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF NOVEMBER 30, 2021 (Unaudited) (continued)

Abbreviations
ABS	Asset-Backed Securities
ACES	Alternative Credit Enhancement Securities
AUD	Australian Dollar
CNY	China Yuan
CSMC	Credit Suisse Mortgage Trust
EUR	Euro
EURIBOR	Euro Interbank Offered Rate
FHLMC	Federal Home Loan Mortgage Corp.
FNMA	Federal National Mortgage Association
GBP	British Pound
GNMA	Government National Mortgage Association
ICE	Intercontinental Exchange
IDR	Indonesian Rupiah
IF	Inverse Floaters represent securities that pay interest at a rate that increases (decreases) with a decline (incline) in a specified index or have an interest rate that adjusts periodically based on changes in current interest rates and prepayments on the underlying pool of assets. The interest rate shown is the rate in effect as of November 30, 2021. The rate may be subject to a cap and floor.
IO	Interest Only represents the right to receive the monthly interest payments on an underlying pool of mortgage loans. The principal amount shown represents the par value on the underlying pool. The yields on these securities are subject to accelerated principal paydowns as a result of prepayment or refinancing of the underlying pool of mortgage instruments. As a result, interest income may be reduced considerably.
JSC	Joint Stock Company
LIBOR	London Interbank Offered Rate
MXN	Mexican Peso
MYR	Malaysian Ringgit
PJSC	Public Joint Stock Company
PT	Limited liability company
REMIC	Real Estate Mortgage Investment Conduit
SCA	Limited partnership with share capital
SOFR	Secured Overnight Financing Rate
UMBS	Uniform Mortgage-Backed Securities
USD	United States Dollar
ZAR	South African Rand

(a)

Security exempt from registration pursuant to Regulation S under the Securities Act of 1933, as amended. Regulation S applies to securities offerings that are made outside of the United States and do not involve direct selling efforts in the United States and as such may have restrictions on resale.

(b)	Securities exempt from registration under Rule 144A or section 4(a)(2), of the Securities Act of 1933, as amended.
(c)

Variable or floating rate security, the interest rate of which adjusts periodically based on changes in current interest rates and prepayments on the underlying pool of assets. The interest rate shown is the current rate as of November 30, 2021.

(d)	Security has the ability to pay in kind (“PIK”) or pay income in cash. When applicable, separate rates of such payments are disclosed.

JPMorgan Unconstrained Debt Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF NOVEMBER 30, 2021 (Unaudited) (continued)

(e)

Security is perpetual and thus, does not have a predetermined maturity date. The coupon rate for this security is fixed for a period of time and may be structured to adjust thereafter. The date shown, if applicable, reflects the next call date. The coupon rate shown is the rate in effect as of November 30, 2021.

(f)	Variable or floating rate security, linked to the referenced benchmark. The interest rate shown is the current rate as of November 30, 2021.
(g)	Security is an interest bearing note with preferred security characteristics.
(h)	Amount rounds to less than 0.1% of net assets.
(i)

Step bond. Interest rate is a fixed rate for an initial period that either resets at a specific date or may reset in the future contingent upon a predetermined trigger. The interest rate shown is the current rate as of November 30, 2021.

(j)	Defaulted security.
(k)	Amount rounds to less than one thousand.
(l)	Loan assignments are presented by obligor. Each series or loan tranche underlying each obligor may have varying terms.
(m)	All or a portion of this security is unsettled as of November 30, 2021. Unless otherwise indicated, the coupon rate is undetermined. The coupon rate shown may not be accrued for the entire position.
(n)	Fund is subject to legal or contractual restrictions on the resale of the security.
(o)	The date shown reflects the next call date on which the issuer may redeem the security at par value. The coupon rate for this security is based on par value and is in effect as of November 30, 2021.
(p)	Investment in an affiliated fund, which is registered under the Investment Company Act of 1940, as amended, and is advised by J.P. Morgan Investment Management Inc.
(q)	The rate shown is the current yield as of November 30, 2021.
*	Non-income producing security.
‡	Value determined using significant unobservable inputs.

Futures contracts outstanding as of November 30, 2021 (amounts in thousands, except number of contracts):

Description	Number of Contracts	Expiration Date	Trading Currency	Notional Amount ($)	Value and Unrealized Appreciation (Depreciation) ($)
Long Contracts
Euro-Bobl	199	12/2021	EUR	30,569	327
Euro-Bund	103	12/2021	EUR	20,131	381

					708

Short Contracts
Euro-Bobl	(6)	12/2021	EUR	(922)	2
Euro-BTP	(83)	12/2021	EUR	(14,270)	(122)
Euro-Bund	(9)	12/2021	EUR	(1,759)	(26)
Euro-Buxl 30 Year Bond	(27)	12/2021	EUR	(6,692)	(282)
Long Gilt	(5)	03/2022	GBP	(840)	(7)
U.S. Treasury 2 Year Note	(456)	03/2022	USD	(99,686)	(167)
U.S. Treasury 5 Year Note	(363)	03/2022	USD	(44,053)	(114)
U.S. Treasury 10 Year Note	(1,114)	03/2022	USD	(145,690)	(993)
U.S. Treasury 10 Year Ultra Note	(637)	03/2022	USD	(93,609)	(880)
U.S. Treasury Long Bond	(40)	03/2022	USD	(6,486)	(66)
U.S. Treasury Ultra Bond	(315)	03/2022	USD	(63,128)	(1,214)

					(3,869)

					(3,161)

Abbreviations

EUR	Euro
GBP	British Pound
USD	United States Dollar

JPMorgan Unconstrained Debt Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF NOVEMBER 30, 2021 (Unaudited) (continued)

Forward foreign currency exchange contracts outstanding as of November 30, 2021 (amounts in thousands):

Currency Purchased		Currency Sold		Counterparty	Settlement Date	Unrealized Appreciation (Depreciation) ($)
EUR	492	USD	556	State Street Corp.	12/3/2021	1
USD	56,540	EUR	48,495	BNP Paribas	12/3/2021	1,542
USD	43,428	EUR	37,209	Goldman Sachs International	12/3/2021	1,228
USD	1,091	EUR	936	HSBC Bank, NA	12/3/2021	29
USD	159	EUR	137	State Street Corp.	12/3/2021	4
USD	6,727	GBP	4,890	BNP Paribas	12/3/2021	224
USD	495	GBP	363	State Street Corp.	12/3/2021	13
MXN	9,303	USD	428	Barclays Bank plc	12/6/2021	5
MXN	13,988	USD	642	Citibank, NA	12/6/2021	9
MXN	112,136	USD	5,148	Goldman Sachs International	12/6/2021	77
MXN	9,342	USD	429	Royal Bank of Canada	12/6/2021	6
USD	3,774	EUR	3,315	Barclays Bank plc	1/5/2022	9
USD	25,273	EUR	22,205	Goldman Sachs International	1/5/2022	52
USD	17,116	EUR	15,041	HSBC Bank, NA	1/5/2022	31
USD	53,839	EUR	47,311	TD Bank Financial Group	1/5/2022	100
USD	7,024	GBP	5,252	Goldman Sachs International	1/5/2022	33
EUR	150	USD	170	Royal Bank of Canada	1/24/2022	— (a)
EUR	100	USD	113	State Street Corp.	1/24/2022	— (a)
USD	9,625	AUD	13,187	BNP Paribas	1/24/2022	219
USD	581	AUD	800	Royal Bank of Canada	1/24/2022	11
USD	36,021	EUR	31,414	Citibank, NA	1/24/2022	325
USD	1,523	MXN	31,797	BNP Paribas	1/24/2022	56
USD	4,126	MXN	88,180	Citibank, NA	1/24/2022	58
USD	1,506	MYR	6,285	BNP Paribas**	1/24/2022	16
USD	3,266	ZAR	50,410	Barclays Bank plc	1/24/2022	120

Total unrealized appreciation						4,168

EUR	3,315	USD	3,769	Barclays Bank plc	12/3/2021	(9)
EUR	348	USD	403	BNP Paribas	12/3/2021	(8)
EUR	22,205	USD	25,236	Goldman Sachs International	12/3/2021	(53)
EUR	15,041	USD	17,091	HSBC Bank, NA	12/3/2021	(32)
EUR	47,311	USD	53,761	TD Bank Financial Group	12/3/2021	(105)
GBP	5,252	USD	7,018	Goldman Sachs International	12/3/2021	(33)
USD	2,188	EUR	1,936	Royal Bank of Canada	12/3/2021	(7)
AUD	350	USD	252	State Street Corp.	1/24/2022	(2)
CZK	112,407	USD	5,081	BNP Paribas	1/24/2022	(92)
EUR	229	USD	262	HSBC Bank, NA	1/24/2022	(2)
EUR	474	USD	544	Standard Chartered Bank	1/24/2022	(5)
IDR	8,359,525	USD	585	BNP Paribas**	1/24/2022	(4)
INR	401,228	USD	5,351	BNP Paribas**	1/24/2022	(36)
KRW	6,533,862	USD	5,533	BNP Paribas**	1/24/2022	(15)
PLN	12,787	USD	3,142	Goldman Sachs International	1/24/2022	(40)
USD	5,645	CNY	36,167	State Street Corp.**	1/24/2022	(8)

Total unrealized depreciation						(451)

Net unrealized appreciation						3,717

Abbreviations

AUD	Australian Dollar
CNY	China Yuan
CZK	Czech Republic Koruna
EUR	Euro
GBP	British Pound
IDR	Indonesian Rupiah
INR	Indian Rupee
KRW	Korean Republic Won
MXN	Mexican Peso
MYR	Malaysian Ringgit
PLN	Polish Zloty

JPMorgan Unconstrained Debt Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF NOVEMBER 30, 2021 (Unaudited) (continued)

USD	United States Dollar
ZAR	South African Rand
(a)	Amount rounds to less than one thousand.
**	Non-deliverable forward.

Centrally Cleared Credit default swap contracts outstanding — sell protection(a) as of November 30, 2021 (amounts in thousands):
Reference Obligation/Index	Financing Rate Paid by the Fund (%)	Payment Frequency	Maturity Date	Implied Credit Spread (%)(b)	Notional Amount(c)	Upfront Payments (Receipts) ($)(d)	Unrealized Appreciation (Depreciation) ($)	Value ($)
CDX.NA.HY.37-V1	5.00	Quarterly	12/20/2026	3.30	USD 50,296	4,602	(274)	4,328

(a)

The Fund, as a seller of credit protection, receives periodic payments and may also receive or pay an upfront premium from or to the protection buyer, and is obligated to make a contingent payment, upon occurrence of a credit event with respect to an underlying reference obligation, as defined under the terms of individual swap contracts.

(b)

Implied credit spreads are an indication of the seller’s performance risk, related to the likelihood of a credit event occurring that would require a seller to make payment to a buyer. Implied credit spreads are used to determine the value of swap contracts and reflect the cost of buying/selling protection, which may include upfront payments made to enter into the contract. Therefore, higher spreads would indicate a greater likelihood that a seller will be obligated to perform (i.e. make payment) under the swap contract. Increasing values, in absolute terms and relative to notional amounts, are also indicative of greater performance risk. Implied credit spreads for credit default swaps on credit indices are linked to the weighted average spread across the underlying reference obligations included in a particular index.

(c)	The notional amount is the maximum amount that a seller of credit protection would be obligated to pay and a buyer of credit protection would receive, upon occurrence of a credit event.
(d)

Upfront payments and receipts generally represent premiums paid or received at the initiation of the agreement to compensate the differences between the stated terms of the swap agreement and current market conditions (credit spreads, interest rates and other relevant factors).

JPMorgan Unconstrained Debt Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF NOVEMBER 30, 2021 (Unaudited) (continued)

Centrally Cleared Interest rate swap contracts outstanding as of November 30, 2021 (amounts in thousands):

Floating Rate Index(a)	Fixed Rate	Pay/ Receive Floating Rate	Maturity Date	Notional Amount	Upfront Payments (Receipts) ($)	Value and Unrealized Appreciation (Depreciation) ($)
6 month THBFIX semi-annually	0.70 semi-annually	Receive	10/5/2024	THB 370,149	—	11
6 month THBFIX semi-annually	0.71 semi-annually	Receive	10/6/2024	THB 193,897	—	5
6 month WIBOR semi-annually	1.91 annually	Receive	9/7/2031	PLN 7,671	—	143
6 month WIBOR semi-annually	1.93 annually	Receive	9/13/2031	PLN 7,408	—	135
6 month WIBOR semi-annually	2.92 annually	Receive	11/9/2026	PLN 16,000	—	7
6 month BUBOR semi-annually	3.09 annually	Receive	9/23/2031	HUF 255,374	—	59
6 month BUBOR semi-annually	3.12 annually	Receive	9/24/2031	HUF 510,748	—	114
6 month BUBOR semi-annually	3.12 annually	Receive	9/24/2031	HUF 255,374	—	57

					—	531

6 month THBFIX semi-annually	0.74 semi-annually	Receive	10/7/2024	THB 193,896	—	(1)
6 month THBFIX semi-annually	0.76 semi-annually	Receive	10/8/2024	THB 193,897	—	(4)
6 month THBFIX semi-annually	0.81 semi-annually	Receive	10/11/2024	THB 323,161	—	(20)
6 month WIBOR semi-annually	2.99 annually	Receive	11/12/2026	PLN 15,000	—	(5)

					—	(30)

					—	501

Abbreviations

BUBOR	Budapest Interbank Offered Rate
CDX	Credit Default Swap Index
HUF	Hungarian Forint
PLN	Polish Zloty
THB	Thai Baht
USD	United States Dollar
WIBOR	Warsaw Interbank Offered Rate

(a)	Value of floating rate index at November 30, 2021 was as follows:

Floating Rate Index	Value
6 Month BUBOR	3.66%
6 Month THBFIX	0.00(b)
6 Month WIBOR	2.28

(b)	Amount rounds to less than 0.1%.

JPMorgan Unconstrained Debt Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF NOVEMBER 30, 2021 (Unaudited) (continued)

(Dollar values in thousands)

A. Valuation of Investments – Investments are valued in accordance with U.S. generally accepted accounting principles (“GAAP”) and the Fund’s valuation policies set forth by, and under the supervision and responsibility of, the Board of Trustees of the Trust (the “Board”), which established the following approach to valuation, as described more fully below: (i) investments for which market quotations are readily available shall be valued at their market value and (ii) all other investments for which market quotations are not readily available shall be valued at their fair value as determined in good faith by the Board.

J.P. Morgan Investment Management Inc. (the “Administrator”) has established the J.P. Morgan Asset Management Americas Valuation Committee (“AVC”) to assist the Board with the oversight and monitoring of the valuation of the Fund’s investments. The Administrator implements the valuation policies of the Fund’s investments, as directed by the Board. The AVC oversees and carries out the policies for the valuation of investments held in the Fund. This includes monitoring the appropriateness of fair values based on results of ongoing valuation oversight including, but not limited to, consideration of macro or security specific events, market events, and pricing vendor and broker due diligence. The Administrator is responsible for discussing and assessing the potential impacts to the fair values on an ongoing basis, and, at least on a quarterly basis, with the AVC and the Board.

A market-based approach is primarily used to value the Fund’s investments. Investments for which market quotations are not readily available are fair valued by approved affiliated and/or unaffiliated pricing vendors or third party broker-dealers (collectively referred to as “Pricing Services”) or may be internally fair valued using methods set forth by the valuation policies approved by the Board. This may include the use of related or comparable assets or liabilities, recent transactions, market multiples, book values and other relevant information for the investment. An income-based valuation approach may be used in which the anticipated future cash flows of the investment are discounted to calculate the fair value. Discounts may also be applied due to the nature or duration of any restrictions on the disposition of the investments. Valuations may be based upon current market prices of securities that are comparable in coupon, rating, maturity and industry. It is possible that the estimated values may differ significantly from the values that would have been used had a ready market for the investments existed, and such differences could be material.

Fixed income instruments are valued based on prices received from Pricing Services. The Pricing Services use multiple valuation techniques to determine the valuation of fixed income instruments. In instances where sufficient market activity exists, the Pricing Services may utilize a market-based approach through which trades or quotes from market makers are used to determine the valuation of these instruments. In instances where sufficient market activity may not exist, the Pricing Services also utilize proprietary valuation models which may consider market transactions in comparable securities and the various relationships between securities in determining fair value and/or market characteristics in order to estimate the relevant cash flows, which are then discounted to calculate the fair values.

Equities and other exchange-traded instruments are valued at the last sale price or official market closing price on the primary exchange on which the instrument is traded before the net asset values (“NAV”) of the Fund are calculated on a valuation date.

Investments in open-end investment companies (“Underlying Funds”) are valued at each Underlying Fund’s NAV per share as of the report date.

Futures contracts and options are generally valued on the basis of available market quotations. Swaps and forward foreign currency exchange contracts are valued utilizing market quotations from approved Pricing Services.

See the table on “Quantitative Information about Level 3 Fair Value Measurements” for information on the valuation techniques and inputs used to value level 3 securities held by the Fund at November 30, 2021.

Valuations reflected in this report are as of the report date. As a result, changes in valuation due to market events and/or issuer-related events after the report date and prior to issuance of the report are not reflected herein.

The various inputs that are used in determining the valuation of the Fund’s investments are summarized into the three broad levels listed below.

•	Level 1 — Unadjusted inputs using quoted prices in active markets for identical investments.

JPMorgan Unconstrained Debt Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF NOVEMBER 30, 2021 (Unaudited) (continued)

(Dollar values in thousands)

•

Level 2 — Other significant observable inputs including, but not limited to, quoted prices for similar investments, inputs other than quoted prices that are observable for investments (such as interest rates, prepayment speeds, credit risk, etc.) or other market corroborated inputs.

•

Level 3 — Significant inputs based on the best information available in the circumstances, to the extent observable inputs are not available (including the Fund’s assumptions in determining the fair value of investments).

A financial instrument’s level within the fair value hierarchy is based on the lowest level of any input, both individually and in the aggregate, that is significant to the fair value measurement. The inputs or methodology used for valuing instruments are not necessarily an indication of the risk associated with investing in those instruments.

The following table represents each valuation input as presented on the Schedule of Portfolio Investments:

	Level 1 Quoted prices	Level 2 Other significant observable inputs	Level 3 Significant unobservable inputs		Total
Investments in Securities
Asset-Backed Securities	$—	$167,112	$63,542		$230,654
Collateralized Mortgage Obligations	—	86,041	1,000		87,041
Commercial Mortgage-Backed Securities	—	72,200	26,751		98,951
Common Stocks
Communications Equipment	—	—	—	(a)	— (a)
Media	248	—	—		248
Professional Services	—	35	—		35
Specialty Retail	—	—	342		342

Total Common Stocks	248	35	342		625

Convertible Bonds	—	48,589	—		48,589
Convertible Preferred Stocks	—	—	1,869		1,869
Corporate Bonds
Aerospace & Defense	—	4,892	—		4,892
Airlines	—	3,169	—		3,169
Auto Components	—	6,821	—		6,821
Automobiles	—	5,980	—		5,980
Banks	—	91,357	—		91,357
Beverages	—	3,717	—		3,717
Biotechnology	—	11,753	—		11,753
Building Products	—	825	—		825
Capital Markets	—	42,612	—		42,612
Chemicals	—	7,608	—		7,608
Commercial Services & Supplies	—	3,682	—		3,682
Communications Equipment	—	300	—		300
Construction & Engineering	—	974	—		974
Construction Materials	—	1,851	—		1,851
Consumer Finance	—	16,254	—		16,254
Containers & Packaging	—	4,592	—		4,592
Distributors	—	117	—		117
Diversified Consumer Services	—	304	—		304
Diversified Financial Services	—	2,657	—		2,657
Diversified Telecommunication Services	—	24,425	—		24,425
Electric Utilities	—	34,009	4		34,013
Electrical Equipment	—	482	—		482
Electronic Equipment, Instruments & Components	—	878	—		878
Energy Equipment & Services	—	1,064	—		1,064
Entertainment	—	5,289	—		5,289
Equity Real Estate Investment Trusts (REITs)	—	6,085	—		6,085
Food & Staples Retailing	—	3,023	—		3,023
Food Products	—	2,550	—		2,550
Gas Utilities	—	124	—		124
Health Care Equipment & Supplies	—	2,238	—		2,238
Health Care Providers & Services	—	13,699	—		13,699
Health Care Technology	—	1,239	—		1,239
Hotels, Restaurants & Leisure	—	5,856	—		5,856
Household Durables	—	1,559	—		1,559
Household Products	—	1,651	—		1,651
Independent Power and Renewable Electricity Producers	—	2,865	—		2,865
Industrial Conglomerates	—	3,402	—		3,402
Insurance	—	4,396	—		4,396
Interactive Media & Services	—	213	—		213
Internet & Direct Marketing Retail	—	1,288	—		1,288
IT Services	—	6,145	—		6,145
Leisure Products	—	210	—		210
Machinery	—	841	—		841
Marine	—	175	—		175
Media	—	13,366	—		13,366
Metals & Mining	—	12,911	—		12,911
Multi-Utilities	—	4,121	—		4,121
Oil, Gas & Consumable Fuels	—	32,147	—		32,147
Paper & Forest Products	—	1,547	—		1,547
Personal Products	—	1,295	—		1,295
Pharmaceuticals	—	5,197	—		5,197
Professional Services	—	419	—		419
Real Estate Management & Development	—	2,804	—		2,804
Road & Rail	—	2,745	—		2,745
Semiconductors & Semiconductor Equipment	—	2,650	—		2,650
Software	—	5,502	—		5,502
Specialty Retail	—	2,485	—		2,485
Technology Hardware, Storage & Peripherals	—	3,033	—		3,033
Textiles, Apparel & Luxury Goods	—	232	—		232
Thrifts & Mortgage Finance	—	7,408	—		7,408
Tobacco	—	2,611	—		2,611
Trading Companies & Distributors	—	2,780	—		2,780
Transportation Infrastructure	—	3,051	—		3,051
Wireless Telecommunication Services	—	10,360	—		10,360

Total Corporate Bonds	—	449,835	4		449,839

Foreign Government Securities	—	86,999	—		86,999
Loan Assignments	—	88,502	—		88,502
Mortgage-Backed Securities	—	22,686	—		22,686
Options Purchased
Call Options Purchased	—	108	—		108
Preferred Stocks
Banks	137	—	—		137
Communications Equipment	—	—	–	(a)	– (a)
Internet & Direct Marketing Retail	—	—	318		318

Total Preferred Stocks	137	—	318		455

Rights	—	—	58		58
Supranational	—	4,426	—		4,426
Warrants	—	—	278		278
Short-Term Investments
Investment Companies	53,468	—	—		53,468

Total Investments in Securities	$53,853	$1,026,533	$94,162		$1,174,548

Appreciation in Other Financial Instruments
Forward Currency Contracts	$—	$4,168	$—		$4,168
Futures Contracts	710	—	—		710
Swaps	—	531	—		531
Depreciation in Other Financial Instruments
Forward Foreign Currency Exchange Contracts	—	(451)	—		(451)
Futures Contracts	(3,871)	—	—		(3,871)
Swaps	—	(304)	—		(304)

Total Net Appreciation/Depreciation in Other Financial Instruments	$(3,161)	$3,944	$—		$783

(a)	Amount rounds to less than one thousand.

The following is a summary of investments for which significant unobservable inputs (level 3) were used in determining fair value:

	Balance as of February 28, 2021		Realized gain (loss)		Change in net unrealized appreciation (depreciation)	Net accretion (amortization)		Purchases[1]	Sales[2]	Transfers into Level 3	Transfers out of Level 3		Balance as of November 30, 2021
Investments in Securities:
Asset-Backed Securities	$25,285		$2		$(714)	$(4)		$52,297	$(13,324)	$—	$		$63,542
Collateralized Mortgage Obligations	1,727		—	(a)	(44)	—	(a)	695	(1,378)	—		—	1,000
Commercial Mortgage-Backed Securities	30,340		—	(a)	715	2		3,577	(8,168)	285		—	26,751
Common Stocks	244		—		98	—		—	—	—		—	342
Convertible Preferred Stocks	1,355		79		540	—		—	(105)	—		—	1,869
Corporate Bonds	4		—		—	—		—	—	—		—	4
Preferred Stocks	464		2		(95)	—		—	(53)	—		—	318
Rights	49		—		9	—		—	—	—		—	58
Warrants	—	(a)	—		278	—		—	—	—		—	278

Total	$59,468		$83		$787		$(2)	$56,569	$(23,028)	$285		$—	$94,162

[1]	Purchases include all purchases of securities and securities received in corporate actions.

[2]	Sales include all sales of securities, maturities, paydowns and securities tendered in corporate actions.

(a)	Amount rounds to less than one thousand.

The changes in net unrealized appreciation (depreciation) attributable to securities owned at November 30, 2021, which were valued using significant unobservable inputs (level 3) amounted to $913.

There were no significant transfers into or out of level 3 for the period ended November 30, 2021.

The significant unobservable inputs used in the fair value measurement of the Fund’s investments are listed below. Generally, a change in the assumptions used in any input in isolation may be accompanied by a change in another input. Significant changes in any of the unobservable inputs may significantly impact the fair value measurement. The impact is based on the relationship between each unobservable input and the fair value measurement. Significant increases (decreases) in enterprise multiples may increase (decrease) the fair value measurement. Significant increases (decreases) in the discount for lack of marketability, liquidity discount, probability of default, yield and default rate may decrease (increase) the fair value measurement. A significant change in the discount rate or prepayment rate (Constant Prepayment Rate or PSA Prepayment Model) may decrease or increase the fair value measurement.

Quantitative Information about Level 3 Fair Value Measurements #
	Fair Value at November 30, 2021		Valuation Technique(s)	Unobservable Input	Range (Weighted Average) (a)
	$54,734		Discounted Cash Flow	Constant Prepayment Rate Constant Default Rate Yield (Discount Rate of Cash Flows)	0.00% -40.00% (18.94%) 0.00%- 10.40% (0.45%) 1.19%- 5.20% (2.71%)

Asset-Backed Securities	54,734

	331		Discounted Cash Flow	Constant Prepayment Rate Yield (Discount Rate of Cash Flows)	10.00% (10.00%) 2.07% (2.07%)

Collateralized Mortgage Obligations	331

	19,235		Discounted Cash Flow	Yield (Discount Rate of Cash Flows)	2.32% - 4.98% (3.36%)

Commercial Mortgage-Backed Securities	19,235

	—	(c)	Market Comparable Companies	EBITDA Multiple (b)	5.0x (5.0x)
				Discount for Potential Outcome	30.00% (30.00%)

Preferred Stocks	—	(c)

	—	(c)	Market Comparable Companies	EBITDA Multiple (b)	5.0x (5.0x)
				Liquidity Discount	30.00% (30.00%)

Common Stocks	—	(c)

Total	$74,300

#

The table above does not include certain level 3 investments that are valued by brokers and Pricing Services. At November 30, 2021, the value of these investments was $19,862. The inputs for these investments are not readily available or cannot be reasonably estimated and generally are those inputs described in Note A.

(a)	Unobservable inputs were weighted by the relative fair value of the instruments.
(b)	Represents amounts used when the reporting entity has determined that market participants would take into account such multiples when pricing the investments.
(c)	Amount rounds to less than one thousand.

B. Investment Transactions with Affiliates — The Fund invested in an Underlying Fund, which is advised by the Adviser. An issuer which is under common control with the Fund may be considered an affiliate. The Fund assumes the issuer listed in the table below to be an affiliated issuer. The Underlying Fund’s distributions may be reinvested into such Underlying Fund. Reinvestment amounts are included in the purchases at cost amount in the table below.

For the period ended November 30, 2021
Security Description	Value at February 28, 2021	Purchases at Cost	Proceeds from Sales	Net Realized Gain (Loss)		Change in Unrealized Appreciation/ (Depreciation)	Value at November 30, 2021	Shares at November 30, 2021	Dividend Income	Capital Gain Distributions
JPMorgan Prime Money Market Fund Class Institutional Shares, 0.05%(a)(b)	$144,623	$533,277	$624,425	$—	(c)	$(7)	$53,468	53,446	$39	$—

(a)	Investment in an affiliated fund, which is registered under the Investment Company Act of 1940, as amended, and is advised by J.P. Morgan Investment Management Inc.
(b)	The rate shown is the current yield as of November 30, 2021.
(c)	Amount rounds to less than one thousand.

C. Derivatives — The Fund used derivative instruments including options, futures contracts, forward foreign currency exchange contracts and swaps, in connection with its investment strategy. Derivative instruments may be used as substitutes for securities in which the Fund can invest, to hedge portfolio investments or to generate income or gain to the Fund. Derivatives may also be used to manage duration, sector and yield curve exposures and credit and spread volatility.

The Fund may be subject to various risks from the use of derivatives, including the risk that changes in the value of a derivative may not correlate perfectly with the underlying asset, rate or index; counterparty credit risk related to derivatives counterparties’ failure to perform under contract terms; liquidity risk related to the potential lack of a liquid market for these contracts allowing a Fund to close out its position(s); and documentation risk relating to disagreement over contract terms. Investing in certain derivatives also results in a form of leverage and as such, the Fund’s risk of loss associated with these instruments may exceed their value.

The Fund is party to various derivative contracts governed by International Swaps and Derivatives Association master agreements (“ISDA agreements”). The Fund’s ISDA agreements, which are separately negotiated with each dealer counterparty, may contain provisions allowing, absent other considerations, a counterparty to exercise rights, to the extent not otherwise waived, against the Fund in the event the Fund’s net assets decline over time by a pre-determined percentage or fall below a pre-determined floor. The ISDA agreements may also contain provisions allowing, absent other conditions, the Fund to exercise rights, to the extent not otherwise waived, against a counterparty (e.g., decline in a counterparty’s credit rating below a specified level). Such rights for both a counterparty and the Fund often include the ability to terminate (i.e., close out) open contracts at prices which may favor a counterparty, which could have an adverse effect on the Fund. The ISDA agreements give the Fund and a counterparty the right, upon an event of default, to close out all transactions traded under such agreements and to net amounts owed or due across all transactions and offset such net payable or receivable against collateral posted to a segregated account by one party for the benefit of the other.

Counterparty credit risk may be mitigated to the extent a counterparty posts additional collateral for mark to market gains to the Fund.

Notes (1) — (4) below describe the various derivatives used by the Fund.

JPMorgan Unconstrained Debt Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF NOVEMBER 30, 2021 (Unaudited) (continued)

(Dollar values in thousands)

(1). Options — The Fund purchased and/or sold (“wrote”) put and call options on various instruments including currencies, futures, securities, options on indices and interest rate swaps (“swaptions”) to manage and hedge interest rate risks within its portfolio and also to gain long or short exposure to the underlying instrument, index, currency or rate. A purchaser of a put option has the right, but not the obligation, to sell the underlying instrument at an agreed upon price (“strike price”) to the option seller. A purchaser of a call option has the right, but not the obligation, to purchase the underlying instrument at the strike price from the option seller.

Options Purchased — Premiums paid by the Fund for options purchased are included as an investment. The option is adjusted daily to reflect the current market value of the option and the change is recorded as unrealized appreciation or depreciation. If the option is allowed to expire, the Fund will lose the entire premium it paid and record a realized loss for the premium amount. Premiums paid for options purchased which are exercised or closed are added to the amounts paid or will offset against the proceeds on the underlying investment transaction to determine the realized gain (loss) or cost basis of the underlying investment.

Options Written — Premiums received by the Fund for options written are adjusted daily to reflect the current market value of the option written and the change in market value is recorded as unrealized appreciation or depreciation. Premiums received from options written that expire are treated as realized gains. If a written option is closed, the Fund records a realized gain or loss on options written based on whether the cost of the closing transaction exceeds the premium received. If a call option is exercised by the option buyer, the premium received by the Fund is added to the proceeds from the sale of the underlying security to the option buyer and compared to the cost of the closing transaction to determine whether there has been a realized gain or loss. If a put option is exercised by an option buyer, the premium received by the option seller reduces the cost basis of the purchased security.

Written uncovered call options subject the Fund to unlimited risk of loss. Written covered call options limit the upside potential of a security above the strike price. Written put options subjects the Fund to risk of loss if the value of the security declines below the exercise price minus the put premium.

The Fund is not subject to credit risk on options written as the counterparty has already performed its obligation by paying the premium at the inception of the contract.

The Fund’s exchange-traded option contracts are not subject to master netting arrangements (the right to close out all transactions traded with a counterparty and net amounts owed or due across transactions). The Fund’s over-the-counter (“OTC”) options are subject to master netting agreements.

The Fund may be required to post or receive collateral for OTC options. Cash collateral posted by the Fund is considered restricted.

(2). Futures Contracts — The Fund used treasury futures contracts to manage and hedge interest rate risk associated with portfolio investments and to gain or reduce exposure to positive and negative price fluctuation or a particular countries or regions. The Fund also used futures contracts to lengthen or shorten the duration of the overall investment portfolio.

Futures contracts provide for the delayed delivery of the underlying instrument at a fixed price or are settled for a cash amount based on the change in the value of the underlying instrument at a specific date in the future. Upon entering into a futures contract, the Fund is required to deposit with the broker, cash or securities in an amount equal to a certain percentage of the contract amount, which is referred to as the initial margin deposit. Subsequent payments, referred to as variation margin, are made or received by the Fund periodically and are based on changes in the market value of open futures contracts. Changes in the market value of open futures contracts are recorded as change in net unrealized appreciation/depreciation on futures contracts. Securities deposited as initial margin are designated on the Schedule of Investments, while cash deposited is considered restricted.

The Fund may be exposed to the risk that the change in the value of the futures contract may not correlate perfectly with the underlying instrument. Use of long futures contracts subject the Fund to risk of loss up to the notional amount of the futures contracts. Use of short futures contracts subjects the Fund to unlimited risk of loss. The Fund may enter into futures contracts only on exchanges or boards of trade. The exchange or board of trade acts as the counterparty to each futures transaction; therefore, the Fund’s credit risk is limited to failure of the exchange or board of trade. Under some circumstances, futures exchanges may establish daily limits on the amount that the price of a futures contract can vary from the previous day’s settlement price, which could effectively prevent liquidation of positions.

The Fund’s futures contracts are not subject to master netting arrangements (the right to close out all transactions traded with a counterparty and net amounts owed or due across transactions).

(3). Forward Foreign Currency Exchange Contracts — The Fund is exposed to foreign currency risks associated with some or all of the portfolio investments and used forward foreign currency exchange contracts to hedge or manage certain of these exposures as part of an investment strategy. The Fund also bought forward foreign currency exchange contracts to gain exposure to currencies. Forward foreign currency exchange contracts represent obligations to purchase or sell foreign currency on a specified future date at a price fixed at the time the contracts are entered into. Non-deliverable forward foreign currency exchange contracts are settled with the counterparty in U.S. dollars without the delivery of the foreign currency.

JPMorgan Unconstrained Debt Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF NOVEMBER 30, 2021 (Unaudited) (continued)

(Dollar values in thousands)

The values of the forward foreign currency exchange contracts are adjusted daily based on the applicable exchange rate of the underlying currency. Changes in the value of these contracts are recorded as unrealized appreciation or depreciation until the contract settlement date. When the forward foreign currency exchange contract is closed, the Fund records a realized gain or loss equal to the difference between the value at the time the contract was opened and the value at the time it was closed. The Fund also records a realized gain or loss, upon settlement, when a forward foreign currency exchange contract offsets another forward foreign currency exchange contract with the same counterparty.

The Fund’s forward foreign currency exchange contracts are subject to master netting arrangements (the right to close out all transactions with a counterparty and net amounts owed or due across transactions).

The Fund may be required to post or receive collateral for non-deliverable forward foreign currency exchange contracts.

(4). Swaps — The Fund engaged in various swap transactions to manage credit and interest rate (e.g., duration, yield curve) risks within its portfolio. The Fund also used swaps as alternatives to direct investments. Swap transactions are contracts negotiated over-the-counter (“OTC swaps”) between the Fund and a counterparty or are centrally cleared (“centrally cleared swaps”) through a central clearinghouse managed by a Futures Commission Merchant (“FCM”) that exchange investment cash flows, assets, foreign currencies or market-linked returns at specified, future intervals.

Upfront payments made and/or received by the Fund are recorded as assets or liabilities, respectively, and amortized over the term of the swap. The value of an OTC swap agreement is recorded at the beginning of the measurement period. Upon entering into a centrally cleared swap, the Fund is required to deposit with the FCM cash or securities, which is referred to as initial margin deposit. Securities deposited as initial margin are designated on the Schedule of Investments, while cash deposited is considered restricted. The change in the value of swaps, including accruals of periodic amounts of interest to be paid or received on swaps, is reported as change in net unrealized appreciation/depreciation on swaps. A realized gain or loss is recorded upon payment or receipt of a periodic payment or payment made upon termination of a swap agreement.

The Fund may be required to post or receive collateral based on the net value of the Fund’s outstanding OTC swap contracts with the counterparty in the form of cash or securities. Daily movement of cash collateral is subject to minimum threshold amounts. Collateral posted by the Fund is held in a segregated account at the Fund’s custodian bank.

The central clearinghouse acts as the counterparty to each centrally cleared swap transaction; therefore credit risk is limited to the failure of the clearinghouse.

The Fund’s swap contracts (excluding centrally cleared swaps) are subject to master netting arrangements.

Credit Default Swaps

The Fund entered into credit default swaps to simulate long and/or short bond positions or to take an active long and/or short position with respect to the likelihood of a default or credit event by the issuer of the underlying reference obligation.

The underlying reference obligation may be a single issuer of corporate or sovereign debt, a basket of issuers or a credit index. A credit index is a list of credit instruments or exposures that reference a fixed number of obligors with shared characteristics that represents some part of the credit market as a whole. Index credit default swaps have standardized terms including a fixed spread and standard maturity dates. The composition of the obligations within a particular index changes periodically.

Credit default swaps involve one party, the protection buyer, making a stream of payments to another party, the protection seller, in exchange for the right to receive a contingent payment if there is a credit event related to the underlying reference obligation. In the event that the reference obligation matures prior to the termination date of the contract, a similar security will be substituted for the duration of the contract term. Credit events are defined under individual swap agreements and generally include bankruptcy, failure to pay, restructuring, repudiation/moratorium, obligation acceleration and obligation default.

If a credit event occurs, the Fund, as a protection seller, would be obligated to make a payment, which may be either: (i) a net cash settlement equal to the notional amount of the swap less the auction value of the reference obligation or (ii) the notional amount of the swap in exchange for the delivery of the reference obligation. Selling protection effectively adds leverage to the Fund’s portfolio up to the notional amount of swap agreements. The notional amount represents the maximum potential liability under a contract. Potential liabilities under these contracts may be reduced by: the auction rates of the underlying reference obligations; upfront payments received at the inception of a swap; and net amounts received from credit default swaps purchased with the identical reference obligation.

JPMorgan Unconstrained Debt Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF NOVEMBER 30, 2021 (Unaudited) (continued)

(Dollar values in thousands)

Interest Rate Swaps

The Fund entered into interest rate swap contracts to manage fund exposure to interest rates or to either preserve or generate a return on a particular investment or portion of its portfolio. These are agreements between counterparties to exchange periodic interest payments based on interest rates. One cash flow stream will typically be a floating rate payment based upon a specified interest rate while the other is typically based on a fixed interest rate.